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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-4676

Harbor Fund

(Exact name of registrant as specified in charter)

One SeaGate
Toledo, Ohio 43604-1572
(Address of principal executive offices) (Zip code)

David G. Van Hooser HARBOR FUND One SeaGate Toledo, Ohio 43604-1572	Christopher P. Harvey, Esq. WILMER CULTER PICKERING HALE AND DORR LLP 60 State Street Boston, Massachusetts 02109

(Name and address of agent for service)

Registrant’s telephone number, including area code: (419) 249-2900

Date of fiscal year end: October 31

Date of reporting period: January 31, 2006

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1 — SCHEDULE OF INVESTMENTS
The following is a copy of the schedules as of the close of the reporting period as set forth in Sections 210.12-12 — 12-14 of Regulation S-X [17 CRF 210.12-12 — 12-14]:
Harbor Fund’s schedules of investments as of January 31, 2006 are included.
ITEM 2 — CONTROLS AND PROCEDURES
(a)	The Principal Executive and Financial Officers concluded that the registrant’s disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing of this report.
(b)	There were no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.
ITEM 3 — EXHIBITS
A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed this 27th day of March, 2006 on its behalf by the undersigned, thereunto duly authorized.

HARBOR FUND
By:	/s/ David G. Van Hooser
David G. Van Hooser
Chairman, President, Trustee And Chief Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ David G. Van Hooser	Chairman, President, Trustee	March 27, 2006
David G. Van Hooser	and Chief Executive Officer

By: /s/ Mark W. Karchner	Treasurer and Chief	March 27, 2006
Mark W. Karchner	Financial Officer

QUARTERLY SCHEDULE OF
PORTFOLIO HOLDINGS

January 31, 2006

Harbor Fund

DOMESTIC EQUITY

INTERNATIONAL EQUITY

FIXED INCOME

Harbor Capital Appreciation Funds
Harbor Capital Appreciation Fund
PORTFOLIO OF INVESTMENTS—January 31, 2006 (Unaudited)

Equity Holdings (% of net assets)
(Excludes net cash and short-term investments of 4.2%)

Semiconductor Equipment & Products	9.4
Software	9.0
Diversified Financials	8.4
Internet Software & Services	6.3
Biotechnology	6.2
Pharmaceuticals	5.5
Health Care Providers & Services	4.4
Communications Equipment	4.1
Specialty Retail	3.8
Energy Equipment & Services	3.4
Health Care Equipment & Supplies	3.2
Internet & Catalog Retail	3.1
Multiline Retail	3.1
Household Products	3.0
Industrial Conglomerates	2.9
Textiles & Apparel	2.9
Oil & Gas	2.8
Computers & Peripherals	2.5
Banks	2.4
Insurance	2.3
Hotels Restaurants & Leisure	1.9
Food & Drug Retailing	1.5
Media	1.3
Beverages	1.2
Electronic Equipment & Instruments	1.2

COMMON STOCKS—95.8%
		Value
Shares		(000s)

BANKS—2.4%
1,071,700	Bank of America Corp.	$47,401
1,462,500	UBS AG	159,120

		206,521

BEVERAGES—1.2%
1,787,100	PepsiCo Inc.	102,186

BIOTECHNOLOGY—6.2%
2,992,600	Amgen Inc.*	218,131
1,866,000	Genentech Inc.[1]*	160,327
2,746,400	Gilead Sciences Inc.*	167,173

		545,631

COMMUNICATIONS EQUIPMENT—4.1%
6,953,100	Cisco Systems Inc.*	129,119
5,942,900	Nokia Corp. Sponsored ADR[2]	109,231
2,599,600	QUALCOMM Inc.	124,677

		363,027

COMPUTERS & PERIPHERALS—2.5%
1,680,000	Apple Computer Inc.*	126,857
2,791,400	Dell Inc.*	81,816
850,700	EMC Corp.*	11,399

		220,072

DIVERSIFIED FINANCIALS—8.4%
4,100,800	American Express Co.	215,087
9,423,700	Charles Schwab Corp.	139,377
716,200	Goldman Sachs Group Inc.	101,163
2,954,056	JPMorgan Chase & Co.	117,424
2,235,700	Merrill Lynch & Co. Inc.	167,834

		740,885

ELECTRONIC EQUIPMENT & INSTRUMENTS—1.2%
3,014,200	Agilent Technologies Inc.*	102,212

ENERGY EQUIPMENT & SERVICES—3.4%
2,330,900	Schlumberger Ltd.	297,073

FOOD & DRUG RETAILING—1.5%
1,799,700	Whole Foods Market Inc.[1]	132,944

HEALTH CARE EQUIPMENT & SUPPLIES—3.2%
1,087,800	Alcon Inc.	139,151
2,822,600	St. Jude Medical Inc.*	138,674

		277,825

HEALTH CARE PROVIDERS & SERVICES—4.4%
2,577,000	Caremark Rx Inc.*	127,046
2,481,500	UnitedHealth Group Inc.	147,451
1,432,200	WellPoint Inc.*	109,993

		384,490

HOTELS RESTAURANTS & LEISURE—1.9%
1,255,000	Cheesecake Factory Inc.[1]*	46,247
1,770,900	Marriott International Inc. Cl. A	118,013

		164,260

HOUSEHOLD PRODUCTS—3.0%
4,433,977	Procter & Gamble Co.	262,624

INDUSTRIAL CONGLOMERATES—2.9%
7,852,300	General Electric Co.	257,163

INSURANCE—2.3%
3,074,500	American International Group Inc.	201,257

INTERNET & CATALOG RETAIL—3.1%
6,217,800	eBay Inc.[1]*	267,987

DOMESTIC EQUITY

Harbor Capital Appreciation Fund
PORTFOLIO OF INVESTMENTS—Continued

COMMON STOCKS—Continued
		Value
Shares		(000s)

INTERNET SOFTWARE & SERVICES—6.3%
802,500	Google Inc. Cl. A*	$347,683
6,033,200	Yahoo! Inc.*	207,180

		554,863

MEDIA—1.3%
848,500	Getty Images Inc.[1]*	69,280
1,905,900	Walt Disney Co.	48,238

		117,518

MULTILINE RETAIL—3.1%
1,822,100	Federated Department Stores Inc.	121,407
2,756,300	Target Corp.	150,907

		272,314

OIL & GAS—2.8%
1,127,000	Occidental Petroleum Corp.	110,119
1,738,700	Suncor Energy Inc. (CAN)	139,305

		249,424

PHARMACEUTICALS—5.5%
3,257,500	Novartis AG ADR[1,2]	179,684
2,392,700	Roche Holdings Ltd. Sponsored ADR[1,2]	188,637
1,221,900	Sanofi-Aventis (FR)	112,027

		480,348

SEMICONDUCTOR EQUIPMENT & PRODUCTS—9.4%
2,203,100	Broadcom Corp. Cl. A*	150,251
4,471,600	Intel Corp.	95,111
3,575,300	Marvell Technology Group Ltd.*	244,622
4,628,300	Maxim Integrated Products Inc.[1]	189,945
5,045,900	Texas Instruments Inc.	147,492

		827,421

SOFTWARE—9.0%
5,633,200	Adobe Systems Inc.*	223,751
2,924,700	Electronic Arts Inc.*	159,630
6,935,400	Microsoft Corp.	195,232
1,380,500	NAVTEQ Corp.[1]*	61,998
2,888,800	SAP AG Sponsored ADR[1,2]	148,398

		789,009

SPECIALTY RETAIL—3.8%
3,247,700	Chico’s FAS Inc.[1]*	141,470
1,868,800	Lowe’s Cos. Inc.[1]	118,762
240,400	Urban Outfitters Inc.[1]*	6,565
1,725,600	Williams-Sonoma Inc.[1]*	68,644

		335,441

TEXTILES & APPAREL—2.9%
3,553,100	Coach Inc.*	127,734
1,582,100	Nike Inc. Cl. B	128,071

		255,805

TOTAL COMMON STOCKS (Cost $6,361,795)		8,408,300

SHORT-TERM INVESTMENTS—6.6%
Principal
Amount
(000s)

COMMERCIAL PAPER
	American Express Credit Corp. Yrs. 3&4
$60,137	4.350%—02/01/2006	60,137
	Citigroup Funding Inc.
395,000	4.420%—02/01/2006	395,000

		455,137

Shares

SECURITIES LENDING COLLATERAL
	State Street Navigator Securities Lending
123,128,155	Prime Portfolio (1-day yield of 4.430%)	123,128

TOTAL SHORT-TERM INVESTMENTS (Cost $578,265)		578,265

TOTAL INVESTMENTS—102.4% (Cost $6,940,060)		8,986,565
CASH AND OTHER ASSETS, LESS LIABILITIES—(2.4%)		(208,150)

TOTAL NET ASSETS—100.0%		$8,778,415

1	A portion or all of this security was out on loan at January 31, 2006.

2	ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.

*	Non-income producing security.
The accompanying notes are an integral part of the portfolio of investments.

DOMESTIC EQUITY

Harbor Mid Cap Growth Fund
PORTFOLIO OF INVESTMENTS—January 31, 2006 (Unaudited)

Equity Holdings (% of net assets)
(Excludes net cash and short-term investments of 8.4%)

Software	6.9
Hotels Restaurants & Leisure	6.0
Speciality Retail	6.0
Health Care Providers & Services	5.9
Biotechnology	5.5
Diversified Financials	4.7
Pharmaceuticals	4.5
Energy Equipment & Services	4.4
Commercial Services & Supplies	4.1
Oil & Gas	4.1
Communications Equipment	4.0
Household Durables	3.7
Wireless Telecommunication Services	3.7
Airlines	3.4
IT Consulting & Services	3.1
Media	3.1
Aerospace & Defense	2.6
Metals & Mining	2.4
Real Estate	2.4
Electrical Equipment	1.9
Electronic Equipment & Instruments	1.7
Semiconductor Equipment & Products	1.6
Computers & Peripherals	1.5
Multiline Retail	1.3
Industrial Conglomerates	1.1
Banks	1.0
Textiles & Apparel	1.0

COMMON STOCKS—91.6%
		Value
Shares		(000s)

AEROSPACE & DEFENSE—2.6%
16,800	Alliant Techsystems Inc.*	$1,302
28,100	Rockwell Collins Inc.	1,318

		2,620

AIRLINES—3.4%
18,500	Gol Linhas Aereas Inteligentes SA ADR[1,2]	559
81,600	JetBlue Airways Corp.[1]*	1,064
16,100	Ryanair Holdings plc Sponsored ADR[1,2]*	881
56,100	Southwest Airlines Co.	923

		3,427

BANKS—1.0%
12,621	Julius Baer Holding Ltd. (SWS)	1,014

BIOTECHNOLOGY—5.5%
26,600	Alkermes Inc.[1]*	647
27,000	Amylin Pharmaceuticals Inc.[1]*	1,145
33,700	Applera Applied Biosystems Group	955
13,800	Cephalon Inc.[1]*	978
28,200	ICOS Corp.[1]*	701
54,400	Millennium Pharmaceuticals Inc.*	562
16,700	Vertex Pharmaceuticals Inc.[1]*	597

		5,585

COMMERCIAL SERVICES & SUPPLIES—4.1%
10,900	Corporate Executive Board Co.	917
24,200	Equifax Inc.	927
46,400	Resources Connection Inc.[1]*	1,262
17,700	Stericycle Inc.*	1,058

		4,164

COMMUNICATIONS EQUIPMENT—4.0%
35,300	Comverse Technology Inc.*	967
15,600	F5 Networks Inc.[1]*	1,009
46,900	Polycom Inc.*	909
85,700	Tellabs Inc.*	1,096

		3,981

COMPUTERS & PERIPHERALS—1.5%
48,300	Network Appliance Inc.*	1,507

DIVERSIFIED FINANCIALS—4.7%
55,300	E*TRADE Financial Corp.*	1,316
31,800	Eaton Vance Corp.	916
25,800	NASDAQ Stock Market Inc.*	1,081
24,000	State Street Corp.	1,451

		4,764

ELECTRICAL EQUIPMENT—1.9%
21,900	Roper Industries Inc.	884
24,200	Suntech Power Holdings Co. Ltd. ADR[2]*	1,028

		1,912

ELECTRONIC EQUIPMENT & INSTRUMENTS—1.7%
33,100	FLIR Systems Inc.[1]*	784
31,600	Tektronix Inc.[1]	932

		1,716

ENERGY EQUIPMENT & SERVICES—4.4%
19,500	BJ Services Co.	790
15,600	GlobalSantaFe Corp.	952
11,800	Nabors Industries Ltd.*	959
12,800	National Oilwell Varco Inc.*	974
8,900	Noble Corp.	716

		4,391

HEALTH CARE PROVIDERS & SERVICES—5.9%
28,200	Covance Inc.*	1,602
14,400	Coventry Health Care Inc.*	858
38,100	IMS Health Inc.	937

DOMESTIC EQUITY

Harbor Mid Cap Growth Fund
PORTFOLIO OF INVESTMENTS—Continued

COMMON STOCKS—Continued
		Value
Shares		(000s)

HEALTH CARE PROVIDERS & SERVICES—Continued
21,300	Manor Care Inc.[1]	$833
24,600	Pharmaceutical Product Development Inc.	1,702

		5,932

HOTELS RESTAURANTS & LEISURE—6.0%
16,500	Harrah’s Entertainment Inc.	1,214
20,200	Las Vegas Sands Corp.[1]*	1,037
752,100	Melco International Development Ltd. (HK)	1,197
14,500	Panera Bread Co. Cl. A*	987
1,700	Royal Caribbean Cruises Ltd.[1]	70
25,900	Starwood Hotels & Resorts Worldwide Inc. Cl. B	1,575

		6,080

HOUSEHOLD DURABLES—3.7%
12,800	Centex Corp.	914
24,500	D.R. Horton, Inc.	914
39,000	Jarden Corp.[1]*	961
23,600	Standard Pacific Corp.	918

		3,707

INDUSTRIAL CONGLOMERATES—1.1%
17,200	Walter Industries, Inc.[1]	1,088

IT CONSULTING & SERVICES—3.1%
21,800	Cognizant Technology Solutions Corp. Cl. A*	1,142
7,600	DST Systems Inc.*	431
62,300	VeriFone Holdings Inc.[1]*	1,590

		3,163

MEDIA—3.1%
28,800	DreamWorks Animation SKG Cl. A1*	772
41,400	Live Nation Inc.*	735
147,200	Sirius Satellite Radio Inc.[1]*	835
2,200	Univision Communications Inc. Cl. A*	70
26,800	XM Satellite Radio Holdings Inc. Cl. A1*	702

		3,114

METALS & MINING—2.4%
13,700	AngloGold Ashanti Ltd. Sponsored ADR[1,2]	838
55,000	Gold Fields Ltd. Sponsored ADR[1,2]	1,297
6,400	Inco Ltd.	328

		2,463

MULTILINE RETAIL—1.3%
29,500	Kohl’s Corp.*	1,309

OIL & GAS—4.1%
22,800	Cameco Corp.	1,803
30,000	Chesapeake Energy Corp.[1]	1,051
15,000	EOG Resources Inc.	1,268

		4,122

PHARMACEUTICALS—4.5%
33,100	Elan Corp. plc Sponsored ADR[1,2]*	527
21,000	Forest Laboratories Inc.*	972
41,600	IVAX Corp.[1]*	1,294
89,500	Shionogi & Co. Ltd. (JP)	1,351
18,800	The Medicines Co.[1]*	362

		4,506

REAL ESTATE—2.4%
3,900	CB Richard Ellis Group Inc. Cl. A*	246
61,600	Host Marriott Corp.	1,229
28,100	Kimco Realty Corp.	986

		2,461

SEMICONDUCTOR EQUIPMENT & PRODUCTS—1.6%
45,500	Altera Corp.*	879
6,728	Q-Cells AG (GER)*	692

		1,571

SOFTWARE—6.9%
84,500	Activision Inc.*	1,212
26,000	Adobe Systems Inc.*	1,033
26,500	Cognos Inc. (CAN)*	1,010
35,300	Red Hat Inc.[1]*	1,022
25,400	salesforce.com inc.[1]*	1,043
60,000	THQ Inc.[1]*	1,575

		6,895

SPECIALTY RETAIL—6.0%
28,300	Abercrombie & Fitch Co. Cl. A	1,879
31,250	Advance Auto Parts Inc.*	1,362
47,700	New York & Co. Inc.*	924
29,200	Tiffany & Co.[1]	1,101
20,900	Williams-Sonoma Inc.*	831

		6,097

TEXTILES & APPAREL—1.0%
85,965	Geox SpA (IT)	978

WIRELESS TELECOMMUNICATION SERVICES—3.7%
51,200	Alamosa Holdings Inc.[1]*	959
63,200	American Tower Corp. Cl. A*	1,955
24,600	Crown Castle International Corp.*	778

		3,692

TOTAL COMMON STOCKS (Cost $82,064)		92,259

SHORT-TERM INVESTMENTS—24.6%
Principal
Amount
(000s)

REPURCHASE AGREEMENTS
$6,665	Repurchase Agreement with Bank of America dated January 31, 2006 due February 1, 2006 at 4.380% collateralized by a U.S. Treasury Bond (market value $6,614)	6,665

Shares

SECURITIES LENDING COLLATERAL
	State Street Navigator Securities Lending
18,111,056	Prime Portfolio (1-day yield of 4.430%)	18,111

TOTAL SHORT-TERM INVESTMENTS (Cost $24,776)		24,776

TOTAL INVESTMENTS—116.2% (Cost $106,840)		117,035
CASH AND OTHER ASSETS, LESS LIABILITIES—(16.2%)		(16,331)

TOTAL NET ASSETS—100.0%		$100,704

1	A portion or all of this security was out on loan at January 31, 2006.

2	ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.

*	Non-income producing security.
The accompanying notes are an integral part of the portfolio of investments.

DOMESTIC EQUITY

Harbor Small Cap Growth Fund
PORTFOLIO OF INVESTMENTS—January 31, 2006 (Unaudited)

Equity Holdings (% of net assets)
(Excludes net cash and short-term investments of 0.0%)

Commercial Services & Supplies	10.3
Health Care Equipment & Supplies	9.5
Semiconductor Equipment & Products	7.6
Banks	7.0
Machinery	6.6
Software	6.0
Internet Software & Services	5.7
Biotechnology	5.6
Metals & Mining	5.3
Energy Equipment & Services	5.0
Oil & Gas	4.7
Health Care Providers & Services	3.7
Hotels Restaurants & Leisure	3.0
Diversified Financials	2.5
Pharmaceuticals	2.5
Specialty Retail	2.5
Electronic Equipment & Instruments	2.2
Aerospace & Defense	1.9
Food Products	1.6
Airlines	1.2
Construction & Engineering	1.2
IT Consulting & Services	1.1
Chemicals	1.0
Computers & Peripherals	1.0
Insurance	0.9
Real Estate	0.4

COMMON STOCKS—100.0%
		Value
Shares		(000s)

AEROSPACE & DEFENSE—1.9%
709,300	Hexcel Corp.*	$14,803

AIRLINES—1.2%
314,700	US Airways Group Inc.*	9,233

BANKS—7.0%
482,200	East West Bancorp Inc.	17,798
344,200	Investors Financial Services Corp.	16,157
416,400	Signature Bank*	12,679
499,300	UCBH Holdings Inc.	8,663

		55,297

BIOTECHNOLOGY—5.6%
529,300	Alexion Pharmaceuticals Inc.*	15,254
1,230,800	Human Genome Sciences Inc.*	13,539
281,500	OSI Pharmaceuticals Inc.*	7,927
229,400	Vertex Pharmaceuticals Inc.*	8,194

		44,914

CHEMICALS—1.0%
365,000	Rockwood Holdings Inc.*	7,749

COMMERCIAL SERVICES & SUPPLIES—10.3%
221,600	CheckFree Corp.*	11,483
151,675	Corporate Executive Board Co.	12,762
374,100	Laureate Education Inc.*	19,491
742,700	Navigant Consulting Inc.*	16,874
1,543,700	Stewart Enterprises Inc. Cl. A	8,552
371,550	Waste Connections Inc.*	12,982

		82,144

COMPUTERS & PERIPHERALS—1.0%
494,700	Advanced Digital Information Corp.*	4,952
292,000	Novatel Wireless Inc.*	3,186

		8,138

CONSTRUCTION & ENGINEERING—1.2%
388,500	Dycom Industries Inc.*	9,580

DIVERSIFIED FINANCIALS—2.5%
372,797	Apollo Investment Corp.	6,796
252,000	National Financial Partners Corp.	13,485

		20,281

ELECTRONIC EQUIPMENT & INSTRUMENTS—2.2%
766,200	PerkinElmer Inc.	17,423

ENERGY EQUIPMENT & SERVICES—5.0%
946,500	Hanover Compressor Co.*	15,674
341,600	Oil States International Inc.*	13,971
365,000	Superior Energy Services Inc.*	9,910

		39,555

FOOD PRODUCTS—1.6%
545,400	Delta & Pine Land Co.	12,839

HEALTH CARE EQUIPMENT & SUPPLIES—9.5%
344,550	Advanced Medical Optics Inc.*	15,360
683,400	American Medical Systems Holdings Inc.*	15,486
624,800	Immucor Inc.*	18,775
213,700	Palomar Medical Technologies Inc.*	8,420
449,906	PolyMedica Corp.	17,870

		75,911

DOMESTIC EQUITY

Harbor Small Cap Growth Fund
PORTFOLIO OF INVESTMENTS—Continued

COMMON STOCKS—Continued
		Value
Shares		(000s)

HEALTH CARE PROVIDERS & SERVICES—3.7%
464,100	Gentiva Health Services Inc.*	$8,813
426,800	Manor Care Inc.	16,688
195,100	Odyssey HealthCare Inc.*	3,976

		29,477

HOTELS RESTAURANTS & LEISURE—3.0%
309,450	P.F. Chang’s China Bistro Inc.*	15,862
492,818	Texas Roadhouse Inc. Cl. A*	7,644

		23,506

INSURANCE—0.9%
306,800	Scottish Re Group Ltd.	7,553

INTERNET SOFTWARE & SERVICES—5.7%
502,200	CNET Networks Inc.*	7,543
919,800	Digitas Inc.*	12,040
838,100	Openwave Systems Inc.	18,069
378,181	Sohu.com Inc.*	7,704

		45,356

IT CONSULTING & SERVICES—1.1%
1,321,600	Sapient Corp.*	8,723

MACHINERY—6.6%
681,500	A.S.V. Inc.*	22,490
218,950	Actuant Corp. Cl. A*	12,535
245,100	Gehl Co.*	7,157
281,900	Greenbrier Cos. Inc.	9,993

		52,175

METALS & MINING—5.3%
185,100	Arch Coal Inc.	16,052
320,700	Foundation Coal Holdings Inc.	14,258
271,200	James River Coal Co.*	11,540

		41,850

OIL & GAS—4.7%
372,800	Energy Partners Ltd.*	10,465
313,500	Forest Oil Corp.*	16,145
208,550	Quicksilver Resources Inc.*	10,484

		37,094

PHARMACEUTICALS—2.5%
513,700	MGI PHARMA Inc.*	8,563
375,500	Nektar Therapeutics*	7,435
206,800	The Medicines Co.*	3,981

		19,979

REAL ESTATE—0.4%
92,400	Capital Trust Inc. Cl. A	2,864

SEMICONDUCTOR EQUIPMENT & PRODUCTS—7.6%
336,550	ATMI Inc.*	11,308
258,100	FormFactor Inc.*	7,697
1,426,300	PMC-Sierra Inc.*	13,493
875,717	Spansion Inc. Cl. A*	11,384
500,700	Tessera Technologies Inc.*	16,163

		60,045

SOFTWARE—6.0%
369,800	Internet Security Systems Inc.*	7,884
1,864,400	Nuance Communications Inc.*	15,922
753,600	Quest Software Inc.*	11,937
2,149,500	SkillSoft plc ADR[1]*	12,145

		47,888

SPECIALTY RETAIL—2.5%
375,500	Interline Brands Inc.*	9,538
357,200	Stage Stores Inc.	10,605

		20,143

TOTAL COMMON STOCKS (Cost $609,315)		794,520

SHORT-TERM INVESTMENTS—0.1%
Principal
Amount
(000s)

REPURCHASE AGREEMENTS
$771	Repurchase Agreement with State Street Corp. dated January 31, 2006 due February 1, 2006 at 3.650% collateralized by a FNMA Bond (market value $788)	771

TOTAL INVESTMENTS—100.1% (Cost $610,086)		795,291
CASH AND OTHER ASSETS, LESS LIABILITIES—(0.1%)		(574)

TOTAL NET ASSETS—100.0%		$794,717

1	ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.

*	Non-income producing security.
The accompanying notes are an integral part of the portfolio of investments.

DOMESTIC EQUITY

Harbor Large Cap Value Fund
PORTFOLIO OF INVESTMENTS—January 31, 2006 (Unaudited)

Equity Holdings (% of net assets)
(Excludes net cash and short-term investments of 3.8%)

Commercial Services & Supplies	10.3
Media	9.9
Banks	9.2
Oil & Gas	9.0
Diversified Financials	8.8
Insurance	8.4
Industrial Conglomerates	7.3
Pharmaceuticals	5.4
Health Care Providers & Services	4.5
Electric Utilities	3.1
Diversified Telecommunication Services	2.9
Food & Drug Retailing	2.9
Aerospace & Defense	2.5
Electrical Equipment	2.4
Office Electronics	2.3
Specialty Retail	2.3
Computers & Peripherals	1.8
Household Durables	1.8
Hotels Restaurants & Leisure	1.4

COMMON STOCKS—96.2%
		Value
Shares		(000s)

AEROSPACE & DEFENSE—2.5%
361,900	United Technologies Corp.	$21,124

BANKS—9.2%
735,800	Bank of America Corp.	32,544
643,580	North Fork Bancorporation Inc.[1]	16,553
656,840	Washington Mutual Inc.[1]	27,797

		76,894

COMMERCIAL SERVICES & SUPPLIES—10.3%
504,480	Career Education Corp.[1]*	16,391
1,722,970	Cendant Corp.[1]	28,843
371,470	First Data Corp.	16,753
570,700	Pitney Bowes Inc.	24,392

		86,379

COMPUTERS & PERIPHERALS—1.8%
187,660	International Business Machines Corp.	15,257

DIVERSIFIED FINANCIALS—8.8%
622,912	Citigroup Inc.	29,015
234,300	Merrill Lynch & Co. Inc.	17,589
445,600	Morgan Stanley	27,382

		73,986

DIVERSIFIED TELECOMMUNICATION SERVICES—2.9%
1,057,104	Sprint Nextel Corp.	24,197

ELECTRIC UTILITIES—3.1%
450,600	Exelon Corp.	25,873

ELECTRICAL EQUIPMENT—2.4%
257,640	Emerson Electric Co.	19,954

FOOD & DRUG RETAILING—2.9%
870,200	CVS Corp.	24,157

HEALTH CARE PROVIDERS & SERVICES—4.5%
417,660	HCA Inc.	20,499
225,870	WellPoint Inc.*	17,347

		37,846

HOTELS RESTAURANTS & LEISURE—1.4%
241,650	Yum! Brands Inc.	11,954

HOUSEHOLD DURABLES—1.8%
388,338	Pulte Homes Inc.[1]	15,495

INDUSTRIAL CONGLOMERATES—7.3%
751,600	General Electric Co.	24,615
430,100	Honeywell International Inc.	16,524
780,370	Tyco International Ltd.	20,329

		61,468

INSURANCE—8.4%
406,800	Allstate Corp.	21,174
499,220	American International Group Inc.	32,679
178,400	Chubb Corp.[1]	16,832

		70,685

MEDIA—9.9%
1,200,900	Comcast Corp. Special Cl. A*	33,289
254,800	Gannett Inc.	15,747
1,919,100	Time Warner Inc.	33,642

		82,678

OFFICE ELECTRONICS—2.3%
1,369,920	Xerox Corp.*	19,604

OIL & GAS—9.0%
482,600	Chevron Corp.	28,657
212,150	ConocoPhillips	13,726
479,800	Devon Energy Corp.	32,727

		75,110

PHARMACEUTICALS—5.4%
622,900	Abbott Laboratories	26,878
725,600	Pfizer Inc.	18,633

		45,511

DOMESTIC EQUITY

Harbor Large Cap Value Fund
PORTFOLIO OF INVESTMENTS—Continued

COMMON STOCKS—Continued
		Value
Shares		(000s)

SPECIALTY RETAIL—2.3%
572,010	Office Depot Inc.*	$18,962

TOTAL COMMON STOCKS (Cost $711,055)		807,134

SHORT-TERM INVESTMENTS—6.0%
Principal
Amount
(000s)

REPURCHASE AGREEMENTS
$29,224	Repurchase Agreement with State Street Corp. dated January 31, 2006 due February 1, 2006 at 3.650% collateralized by a FNMA Bond (market value $29,809)	29,224

Shares

SECURITIES LENDING COLLATERAL
	State Street Navigator Securities Lending
20,767,522	Prime Portfolio (1-day yield of 4.430%)	20,768

TOTAL SHORT-TERM INVESTMENTS (Cost $49,992)		49,992

TOTAL INVESTMENTS—102.2% (Cost $761,047)		857,126
CASH AND OTHER ASSETS, LESS LIABILITIES—(2.2%)		(18,707)

TOTAL NET ASSETS—100.0%		$838,419

1	A portion or all of this security was out on loan at January 31, 2006.

*	Non-income producing security.
The accompanying notes are an integral part of the portfolio of investments.

DOMESTIC EQUITY

Harbor Mid Cap Value Fund
PORTFOLIO OF INVESTMENTS—January 31, 2006 (Unaudited)

Equity Holdings (% of net assets)
(Excludes net cash and short-term investments of 3.5%)

Insurance	11.3
Electric Utilities	10.2
Oil & Gas	8.7
Banks	7.7
Diversified Financials	4.9
Household Durables	4.2
Commercial Services & Supplies	3.7
Real Estate	3.5
Health Care Providers & Services	3.3
Specialty Retail	3.1
Chemicals	2.9
Food & Drug Retailing	2.9
Machinery	2.6
Food Products	2.5
Auto Components	2.4
Metals & Mining	2.1
Road & Rail	1.8
Multiline Retail	1.5
Beverages	1.4
Software	1.4
Gas Utilities	1.3
Media	1.3
Textiles & Apparel	1.2
Computers & Peripherals	1.1
Diversified Telecommunication Services	1.1
Airlines	1.0
Aerospace & Defense	0.9
IT Consulting & Services	0.9
Containers & Packaging	0.8
Electronic Equipment & Instruments	0.7
Semiconductor Equipment & Products	0.7
Internet Software & Services	0.6
Paper & Forest Products	0.6
Pharmaceuticals	0.6
Electrical Equipment	0.4
Industrial Conglomerates	0.4
Leisure Equipment & Products	0.4
Multi-Utilities	0.4

COMMON STOCKS—96.5%
		Value
Shares		(000s)

AEROSPACE & DEFENSE—0.9%
4,700	Goodrich Corp.	$185

AIRLINES—1.0%
4,400	Alaska Air Group Inc.[1]*	140
7,500	ExpressJet Holdings Inc.[1]*	53

		193

AUTO COMPONENTS—2.4%
3,600	Autoliv Inc.	176
8,500	Dana Corp.[1]	41
9,000	Goodyear Tire & Rubber Co.[1]*	141
5,300	Tenneco Automotive Inc.[1]	116

		474

BANKS—7.7%
5,100	Colonial BancGroup Inc.	127
6,000	Comerica Inc.	333
3,000	Downey Financial Corp.[1]	196
6,900	Huntington Bancshares Inc.	160
7,300	KeyCorp	258
2,600	Popular Inc.	53
1,600	Regions Financial Corp.	53
3,200	UnionBanCal Corp.	215
3,100	United Bankshares Inc.[1]	116

		1,511

BEVERAGES—1.4%
1,400	Molson Coors Brewing Co. Cl. B	88
7,700	PepsiAmericas Inc.	189

		277

CHEMICALS—2.9%
3,800	Eastman Chemical Co.	183
1,200	Georgia Gulf Corp.[1]	41
1,900	Lubrizol Corp.	87
3,000	OM Group Inc.	65
6,800	Valspar Corp.[1]	185

		561

COMMERCIAL SERVICES & SUPPLIES—3.7%
8,800	Convergys Corp.*	151
3,500	H&R Block Inc.	86
9,300	Sabre Holdings Corp. Cl. A	228
8,700	United Rentals Inc.[1]	255

		720

COMPUTERS & PERIPHERALS—1.1%
10,100	Western Digital Corp.	221

CONTAINERS & PACKAGING—0.8%
2,400	Greif Inc. Cl. A1	156

DIVERSIFIED FINANCIALS—4.9%
1,700	A.G. Edwards Inc.	81
5,100	Advanta Corp. Cl. B1	177
1,100	Bear Stearns Cos. Inc.	139
3,300	CIT Group Inc.	176
10,800	Friedman, Billings, Ramsey Group Inc. Cl. A1	125
1,700	IndyMac Bancorp Inc.[1]	69
3,900	Principal Financial Group*	184

		951

DIVERSIFIED TELECOMMUNICATION SERVICES—1.1%
6,500	CenturyTel Inc.	216

ELECTRIC UTILITIES—10.2%
4,800	Alliant Energy Corp.	142
10,500	American Electric Power Company Inc.	392

DOMESTIC EQUITY

Harbor Mid Cap Value Fund
PORTFOLIO OF INVESTMENTS—Continued

COMMON STOCKS—Continued
		Value
Shares		(000s)

ELECTRIC UTILITIES—Continued
5,700	DTE Energy Co.	$241
6,100	Edison International	267
3,800	NSTAR	109
4,800	Pinnacle West Capital Corp.	205
9,700	Puget Energy Inc.	205
9,800	TECO Energy Inc.	167
14,100	Xcel Energy Inc.[1]	274

		2,002

ELECTRICAL EQUIPMENT—0.4%
1,300	Energizer Holdings Inc.*	70

ELECTRONIC EQUIPMENT & INSTRUMENTS—0.7%
34,100	Solectron Corp.*	130

FOOD & DRUG RETAILING—2.9%
4,700	Albertson’s Inc.	118
6,100	Longs Drug Stores Corp.[1]	213
2,700	Safeway Inc.*	63
5,200	SUPERVALU Inc.	166

		560

FOOD PRODUCTS—2.5%
9,000	Archer Daniels Midland Co.	283
3,600	Pilgrim’s Pride Corp.[1]	88
8,300	Tyson Foods Inc. Cl. A	119

		490

GAS UTILITIES—1.3%
5,100	National Fuel Gas Co.	168
2,800	WGL Holdings Inc.[1]	87

		255

HEALTH CARE PROVIDERS & SERVICES—3.3%
2,800	AmerisourceBergen Corp.	122
2,300	CIGNA Corp.	280
3,600	Kindred Healthcare Inc.*	82
3,300	Universal Health Services Inc. Cl. B1	157

		641

HOUSEHOLD DURABLES—4.2%
170	NVR Inc.[1]*	135
1,500	Ryland Group Inc.[1]	109
3,400	Stanley Works	167
8,200	Tupperware Corp.	182
2,900	Whirlpool Corp.	234

		827

INDUSTRIAL CONGLOMERATES—0.4%
800	Reynolds American Inc.[1]	81

INSURANCE—11.3%
9,500	Aon Corp.	325
4,410	Cincinnati Financial Corp.	201
6,900	Horace Mann Educators Corp.	135
4,800	Jefferson-Pilot Corp.	280
2,300	LandAmerica Financial Group Inc.[1]	152
2,600	Lincoln National Corp.	142
2,200	MBIA Inc.	135
4,400	Nationwide Financial Services Inc. Cl. A	187
2,300	Protective Life Corp.	103
3,096	Radian Group Inc.	177
4,400	Safeco Corp.	230
2,800	StanCorp Financial Group Inc.	139

		2,206

INTERNET SOFTWARE & SERVICES—0.6%
10,300	EarthLink Inc.[1]*	118

IT CONSULTING & SERVICES—0.9%
3,300	Computer Sciences Corp.*	167

LEISURE EQUIPMENT & PRODUCTS—0.4%
3,000	Eastman Kodak Co.[1]	75

MACHINERY—2.6%
5,100	Albany International Corp. Cl. A	189
2,000	Cummins Inc.	195
4,900	Navistar International Corp.*	133

		517

MEDIA—1.3%
7,700	American Greetings Corp. Cl. A1	157
12,000	Sinclair Broadcast Group Inc. Cl. A1	96

		253

METALS & MINING—2.1%
1,200	Nucor Corp.	101
1,700	Southern Copper Corp.[1]	148
2,600	United States Steel Corp.	155

		404

MULTILINE RETAIL—1.5%
2,200	Federated Department Stores Inc.	147
2,700	J.C. Penney Co. Inc.	151

		298

MULTI-UTILITIES—0.4%
3,600	NiSource Inc.	74

OIL & GAS—8.7%
2,400	Amerada Hess Corp.	372
1,600	Houston Exploration Co.*	99
3,600	Sunoco Inc.	343
4,300	Swift Energy Co.*	212
4,100	Tesoro Petroleum Corp.*	297
6,000	Valero Energy Corp.	375

		1,698

PAPER & FOREST PRODUCTS—0.6%
4,500	MeadWestvaco Corp.	120

PHARMACEUTICALS—0.6%
5,900	King Pharmaceuticals Inc.	111

REAL ESTATE—3.5%
16,900	Anthracite Capital Inc.[1]	190
4,000	Crescent Real Estate Equities Co.[1]	85
2,100	First Industrial Realty Trust Inc.[1]	82
18,200	HRPT Properties Trust	195
5,200	RAIT Investment Trust [1]	141

		693

ROAD & RAIL—1.8%
4,000	CSX Corp.	214
3,700	GATX Corp.[1]	147

		361

SEMICONDUCTOR EQUIPMENT & PRODUCTS—0.7%
6,200	Axcelis Technologies Inc.[1]*	39
9,900	LSI Logic Corp.*	91

		130

SOFTWARE—1.4%
5,800	Reynolds & Reynolds Co. Cl. A	165
4,700	Sybase Inc.*	101

		266

DOMESTIC EQUITY

Harbor Mid Cap Value Fund
PORTFOLIO OF INVESTMENTS—Continued

COMMON STOCKS—Continued
		Value
Shares		(000s)

SPECIALTY RETAIL—3.1%
1,400	Barnes & Noble Inc.*	$59
4,300	Borders Group Inc.	106
8,200	Limited Brands Inc.	194
2,300	Sherwin-Williams Co.	122
4,500	Stage Stores Inc.[1]*	134

		615

TEXTILES & APPAREL—1.2%
1,500	Liz Claiborne Inc.	52
3,200	VF Corp.	178

		230

TOTAL COMMON STOCKS (Cost $16,096)		18,857

SHORT-TERM INVESTMENTS—24.7%
Principal
Amount
(000s)

REPURCHASE AGREEMENTS
$629	Repurchase Agreement with State Street Corp. dated January 31, 2006 due February 1, 2006 at 3.650% collateralized by a FNMA Bond (market value $646)	629

Shares

SECURITIES LENDING COLLATERAL
	State Street Navigator Securities Lending
4,195,781	Prime Portfolio (1-day yield of 4.430%)	4,196

TOTAL SHORT-TERM INVESTMENTS (Cost $4,825)		4,825

TOTAL INVESTMENTS—121.2% (Cost $20,921)		23,682
CASH AND OTHER ASSETS, LESS LIABILITIES—(21.2%)		(4,134)

TOTAL NET ASSETS—100.0%		$19,548

1	A portion or all of this security was out on loan at January 31, 2006.

*	Non-income producing security.
The accompanying notes are an integral part of the portfolio of investments.

DOMESTIC EQUITY

Harbor Small Cap Value Fund
PORTFOLIO OF INVESTMENTS—January 31, 2006 (Unaudited)

Equity Holdings (% of net assets)
(Excludes net cash, short-term investments, and other investment companies of 3.1%)

Health Care Providers & Services	11.1
Household Durables	8.7
Insurance	8.5
Commercial Services & Supplies	7.8
Diversified Financials	7.2
Machinery	6.7
Oil & Gas	6.4
Banks	5.6
Hotels Restaurants & Leisure	4.4
Electronic Equipment & Instruments	3.8
Real Estate	2.8
Chemicals	2.6
Health Care Equipment & Supplies	2.2
Building Products	2.1
Textiles & Apparel	2.1
Construction & Engineering	1.9
Energy Equipment & Services	1.9
Aerospace & Defense	1.6
Electric Utilities	1.6
Automobiles	1.3
Wireless Telecommunication Services	1.3
Multiline Retail	1.1
Gas Utilities	1.0
Internet & Catalog Retail	1.0
Media	0.9
Biotechnology	0.7
Personal Products	0.5
Pharmaceuticals	0.1

COMMON STOCKS—96.9%
		Value
Shares		(000s)

AEROSPACE & DEFENSE—1.6%
1,025,398	Moog Inc. Cl. A1	$34,361

AUTOMOBILES—1.3%
888,000	Winnebago Industries Inc.[1]	27,803

BANKS—5.6%
617,500	Accredited Home Lenders Holding Co.[1]*	32,437
741,850	Astoria Financial Corp.[1]	21,365
459,800	BankUnited Financial Corp.[1]	12,920
445,779	Oriental Financial Group Inc.[1]	6,138
843,700	Pacific Capital Bancorp[1]	31,040
685,700	Sterling Financial Corp.[1]	19,213

		123,113

BIOTECHNOLOGY—0.7%
691,053	Serologicals Corp.[1]	15,452

BUILDING PRODUCTS—2.1%
658,684	Watsco Inc.[1]	46,595

CHEMICALS—2.6%
855,200	Scotts Miracle-Gro Co. Cl. A1	42,332
493,200	Valspar Corp.[1]	13,425

		55,757

COMMERCIAL SERVICES & SUPPLIES—7.8%
678,902	Administaff Inc.[1]	29,220
830,100	Allied Waste Industries Inc.[1]*	7,546
1,588,600	Global Payments Inc.	80,907
1,336,761	Headwaters Inc.[1]*	46,118
237,539	Kelly Services Inc. Cl. A1	6,361

		170,152

CONSTRUCTION & ENGINEERING—1.9%
965,100	URS Corp.[1]*	41,287

DIVERSIFIED FINANCIALS—7.2%
681,200	AmeriCredit Corp.[1]*	19,591
974,573	Eaton Vance Corp.[1]	28,087
970,200	Jefferies Group Inc.[1]	52,847
1,139,979	Raymond James Financial Inc.[1]	48,518
42,400	Student Loan Corp.	9,286

		158,329

ELECTRIC UTILITIES—1.6%
1,421,200	PNM Resources Inc.	34,919

ELECTRONIC EQUIPMENT & INSTRUMENTS—3.8%
1,212,602	Checkpoint Systems Inc.[1]*	32,704
1,496,718	FLIR Systems Inc.[1]*	35,472
3,445,600	Sanmina-SCI Corp.[1]*	14,506

		82,682

ENERGY EQUIPMENT & SERVICES—1.9%
692,500	Oceaneering International Inc.[1]*	41,142

GAS UTILITIES—1.0%
763,700	ONEOK Inc.[1]	21,582

HEALTH CARE EQUIPMENT & SUPPLIES—2.2%
864,400	The Cooper Companies Inc.[1]	47,914

HEALTH CARE PROVIDERS & SERVICES—11.1%
862,162	American Healthways Inc.[1]*	38,521
1,150,900	AMERIGROUP Corp.[1]*	25,688
1,035,900	Covance Inc.*	58,850
1,231,943	Pharmaceutical Product Development Inc.[1]	85,226
949,600	Sunrise Senior Living Inc.[1]	34,518

		242,803

DOMESTIC EQUITY

Harbor Small Cap Value Fund
PORTFOLIO OF INVESTMENTS—Continued

COMMON STOCKS—Continued
		Value
Shares		(000s)

HOTELS RESTAURANTS & LEISURE—4.4%
682,899	Brinker International Inc.[1]	$27,794
1,174,549	CEC Entertainment Inc.[1]*	42,307
908,194	Sonic Corp.[1]	26,292

		96,393

HOUSEHOLD DURABLES—8.7%
78,400	Harman International Industries Inc.[1]	8,624
1,315,296	Hovnanian Enterprises Inc. Cl. A1*	63,687
746,600	Meritage Homes Corp.[1]*	45,169
587,100	Snap-on Inc.[1]	23,560
1,270,460	Standard Pacific Corp.[1]	49,421

		190,461

INSURANCE—8.5%
600,901	Commerce Group Inc.	32,389
707,732	Delphi Financial Group Inc.[1]	33,731
788,887	Philadelphia Consolidated Holding Corp.*	76,640
326,600	Protective Life Corp.	14,681
691,100	United Fire & Casualty Co.[1]	28,349

		185,790

INTERNET & CATALOG RETAIL—1.0%
602,138	School Specialty Inc.[1]*	22,610

MACHINERY—6.7%
523,400	Bucyrus International Inc. Cl. A1	32,027
462,300	Harsco Corp.[1]	36,623
766,650	Joy Global Inc.[1]	41,430
1,008,400	Timken Co.[1]	36,474

		146,554

MEDIA—0.9%
679,609	Scholastic Corp.[1]	20,422

MULTILINE RETAIL—1.1%
1,393,863	Stein Mart Inc.[1]	23,110

OIL & GAS—6.4%
1,302,200	Cabot Oil & Gas Corp.	67,155
601,300	Houston Exploration Co.[1]*	37,335
724,100	Swift Energy Co.[1]*	35,785

		140,275

PERSONAL PRODUCTS—0.5%
474,500	Elizabeth Arden Inc.[1]*	10,031

PHARMACEUTICALS—0.1%
28,750	Barr Pharmaceuticals Inc.[1]*	1,885

REAL ESTATE—2.8%
413,152	Entertainment Properties Trust[1]	17,956
515,000	SL Green Realty Corp.	43,281

		61,237

SPECIALTY RETAIL—0.0%
800	CSK Auto Corp.[1]	13

TEXTILES & APPAREL—2.1%
1,298,200	Phillips-Van Heusen Corp.[1]	46,904

WIRELESS TELECOMMUNICATION SERVICES—1.3%
898,200	American Tower Corp. Cl. A*	27,790

TOTAL COMMON STOCKS (Cost $1,744,275)		2,117,366

OTHER INVESTMENT COMPANIES—0.3%
(Cost $6,599)
100,000	iShares Russell 2000 Value Index Fund[1]	7,105

SHORT-TERM INVESTMENTS—23.4%
Principal
Amount
(000s)

REPURCHASE AGREEMENTS
$66,817	Repurchase Agreement with State Street Corp. dated January 31, 2006 due February 1, 2006 at 3.650% collateralized by FHLB Bonds (market value $109) and a FNMA Bond (market value $68,046)	66,817

Shares

SECURITIES LENDING COLLATERAL
	State Street Navigator Securities Lending
444,282,293	Prime Portfolio (1-day yield of 4.430%)	444,282

TOTAL SHORT-TERM INVESTMENTS (Cost $511,099)		511,099

TOTAL INVESTMENTS—120.6% (Cost $2,261,973)		2,635,570
CASH AND OTHER ASSETS, LESS LIABILITIES—(20.6%)		(449,411)

TOTAL NET ASSETS—100.0%		$2,186,159

1	A portion or all of this security was out on loan at January 31, 2006.

*	Non-income producing security.
The accompanying notes are an integral part of the portfolio of investments.

DOMESTIC EQUITY

Harbor International Fund
PORTFOLIO OF INVESTMENTS—January 31, 2006 (Unaudited)

Equity Holdings by Country (% of net assets)
(Excludes net cash and short-term investments of 2.4%)

Japan (JP)	17.0
United Kingdom (UK)	14.1
France (FR)	12.2
Switzerland (SWS)	12.0
Brazil (BR)	8.2
Germany (GER)	7.7
Malaysia (MAL)	4.0
Sweden (SW)	4.0
Australia (AUS)	3.0
Singapore (SGP)	2.2
Spain (SP)	2.2
Italy (IT)	2.0
China (CHN)	1.7
Denmark (DEN)	1.7
Finland (FIN)	1.4
Netherlands (NET)	1.3
Norway (NOR)	1.3
Hong Kong (HK)	0.7
South Africa (S. AFR)	0.5
India (IND)	0.4

COMMON STOCKS—90.4%
		Value
Shares		(000s)

AUTO COMPONENTS—3.7%
3,222,000	Continental AG (GER)	$313,673
2,762,345	Michelin (CGDE) Cl. B (FR)	164,978

		478,651

AUTOMOBILES—2.4%
2,006,700	Peugeot SA (FR)	119,014
3,667,000	Toyota Motor Corp. (JP)	189,302

		308,316

BANKS—15.5%
3,175,000	Banco Popolare di Verona e Novara S.c.r.l. (IT)	72,967
16,249,534	Banco Santander Central Hispano SA— Registered (SP)	233,046
18,691,000	Bank of Yokohama Ltd. (JP)	151,020
5,465,000	Commerzbank AG (GER)	185,846
5,542,977	Credit Agricole SA (FR)	195,603
15,050,000	DBS Group Holdings Ltd. (SGP)	152,362
50,600,000	Malayan Banking Berhad (MAL)	145,658
12,000	Mitsubishi Tokyo Financial Group Inc. (JP)	172,762
8,690,414	Standard Chartered plc (UK)	215,802
14,600,000	Sumitomo Trust and Banking Co. Ltd. (JP)	160,388
1,952,188	UBS AG—Registered (SWS)	212,342
14,574,842	United Overseas Bank Ltd. (SGP)	130,435

		2,028,231

BEVERAGES—1.4%
12,249,590	Diageo plc (UK)	182,342

BUILDING PRODUCTS—3.2%
15,125,000	Asahi Glass Co. Ltd. (JP)	218,372
3,003,724	Compagnie de Saint-Gobain (FR)	197,034

		415,406

CHEMICALS—1.3%
6,602,396	The BOC Group plc (UK)	174,506

COMMUNICATIONS EQUIPMENT—1.9%
484,360	Ericsson (LM) Tel Ab Cl. B Sponsored ADR (SW)[1]	17,669
64,906,218	Ericsson (LM) Tel Ab Series B (SW)	236,114

		253,783

CONSTRUCTION MATERIALS—1.6%
2,700,000	Holcim Ltd.— Registered (SWS)	204,572

DIVERSIFIED FINANCIALS—5.3%
1,905,000	Housing Development Finance Corp. (IND)	58,005
10,970,000	Investor Ab Cl. B (SW)	192,096
10,069,000	Nomura Holdings Inc. (JP)	196,079
970,000	ORIX Corp. (JP)	250,673

		696,853

DIVERSIFIED TELECOMMUNICATION SERVICES—1.4%
3,800,600	Telefonica SA (SP)	57,973
49,000,000	Telekom Malaysia Berhad (MAL)	125,964

		183,937

ELECTRICAL EQUIPMENT—4.1%
31,400,000	ABB Ltd. (SWS)	342,468
2,268,000	Fanuc Ltd. (JP)	199,192

		541,660

ELECTRONIC EQUIPMENT & INSTRUMENTS—1.5%
4,840,000	Hoya Corp. (JP)	193,605

FOOD PRODUCTS—1.5%
667,000	Nestle SA— Registered (SWS)	195,615

HOTELS RESTAURANTS & LEISURE—3.0%
3,317,357	Accor SA (FR)	198,890
21,900,000	Genting Berhad (MAL)	133,520
17,700,000	Resorts World Berhad (MAL)	59,089
1,457,484	United Overseas Land Ltd. (SGP)	2,498

		393,997

HOUSEHOLD DURABLES—0.8%
2,113,300	Sony Corp. (JP)	102,666

INDUSTRIAL CONGLOMERATES—0.5%
38,500,000	Sime Darby Berhad (MAL)	63,531

INTERNATIONAL EQUITY

Harbor International Fund
PORTFOLIO OF INVESTMENTS—Continued

COMMON STOCKS—Continued
		Value
Shares		(000s)

INSURANCE—5.5%
1,155,000	Allianz AG—Registered (GER)	$186,154
6,148,956	AXA SA (FR)	208,264
4,671,007	ING Groep NV (NET)	166,692
1,170,000	Munchener Ruckversicherungs-Gesellschaft AG (Munich Re)— Registered (GER)	158,748

		719,858

MACHINERY—1.8%
3,335,000	Atlas Copco Ab Series A (SW)	78,415
1,957,700	Linde AG (GER)	159,191

		237,606

MEDIA—1.9%
5,195,000	JCDecaux SA (FR)*	129,159
3,050,000	Publicis Groupe SA (FR)	115,317

		244,476

METALS & MINING—6.6%
4,793,740	Anglo American plc ADR (UK)[1]	186,620
2,069,574	Anglo American plc (UK)	79,684
1,043,000	AngloGold Ashanti Ltd. Sponsored ADR (S. AFR)[1]	63,811
21,325,484	BHP Billiton plc (AUS)	396,041
2,786,323	Rio Tinto plc— Registered (UK)	142,670

		868,826

OFFICE ELECTRONICS—1.8%
3,865,000	Canon Inc. (JP)	232,527

OIL & GAS—10.5%
16,233,662	BG Group plc (UK)	183,778
19,369,865	BP plc (UK)	233,790
358,000,000	China Petroleum & Chemical Corp. (Sinopec Corp.) (CHN)	221,302
6,177,700	Eni SpA (IT)	187,184
2,365,000	Royal Dutch Shell Cl. A ADR (UK)[1]	161,080
625,121	Royal Dutch Shell Cl. A (UK)	21,333
6,225,000	Statoil ASA (NOR)	172,136
679,744	Total SA (FR)	188,232

		1,368,835

PAPER & FOREST PRODUCTS—2.2%
2,935,000	Aracruz Celulose SA Sponsored ADR (BR)[1]	115,169
8,755,000	UPM-Kymmene Corp. (FIN)	179,138

		294,307

PERSONAL PRODUCTS—0.7%
1,070,000	L’Oreal SA (FR)	86,811

PHARMACEUTICALS—4.4%
2,959,690	Novartis AG— Registered (SWS)	162,710
4,088,100	Novo Nordisk A/ S Series B (DEN)	228,415
1,190,000	Roche Holdings Ltd. (SWS)	187,991

		579,116

SEMICONDUCTOR EQUIPMENT & PRODUCTS—1.2%
8,925,000	Nikon Corp. (JP)	152,493

SPECIALTY RETAIL—2.0%
5,670,800	Compagnie Financiere Richemont AG Cl. A (SWS)	258,270

TOBACCO—1.0%
6,031,425	British American Tobacco plc (UK)	135,941

WIRELESS TELECOMMUNICATION SERVICES—1.7%
45,069	China Mobile (Hong Kong) Ltd. Sponsored ADR (HK)[1]	1,109
19,525,000	China Mobile (Hong Kong) Ltd. (HK)	95,724
59,868,437	Vodafone Group plc (UK)	125,907

		222,740

TOTAL COMMON STOCKS (Cost $6,732,724)		11,819,477

PREFERRED STOCKS—7.2%
BANKS—2.4%
8,050,376	Banco Bradesco SA (BR)	316,629

METALS & MINING—1.9%
5,724,000	Companhia Vale do Rio Doce Cl. A (BR)	253,077

OIL & GAS—2.9%
18,081,000	Petroleo Brasileiro SA— PETROBRAS (BR)	384,180

TOTAL PREFERRED STOCKS (Cost $137,990)		953,886

SHORT-TERM INVESTMENTS—2.9%
Principal
Amount
(000s)

COMMERCIAL PAPER
	Chevron Corp.
$39,859	4.260%—02/01/2006	39,859

	Citigroup Funding Inc.
46,234	4.430%—02/08/2006	46,234

	General Electric Capital Corp.
33,430	4.280%—02/01/2006	33,430
39,859	4.320%—02/02/2006	39,859
46,000	4.460%—02/07/2006	46,000

		119,289

	Mortgage INT Networking
33,431	4.420%—02/02/2006	33,431
46,000	4.480%—02/06/2006	46,000

		79,431

	Prudential Funding Corp.
47,923	4.400%—02/03/2006	47,923
46,000	4.420%—02/03/2006	46,000

		93,923

TOTAL SHORT-TERM INVESTMENTS (Cost $378,736)		378,736

TOTAL INVESTMENTS—100.5% (Cost $7,249,450)		13,152,099
CASH AND OTHER ASSETS, LESS LIABILITIES—(0.5%)		(61,158)

TOTAL NET ASSETS—100.0%		$13,090,941

1	ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.

*	Non-income producing security.
The accompanying notes are an integral part of the portfolio of investments.

INTERNATIONAL EQUITY

Harbor International Growth Fund
PORTFOLIO OF INVESTMENTS—January 31, 2006 (Unaudited)

Equity Holdings by Country (% of net assets)
(Excludes net cash and short-term investments of 3.4%)

Japan (JP)	20.2
Switzerland (SWS)	11.8
Mexico (MEX)	9.5
Canada (CAN)	8.5
United Kingdom (UK)	8.3
France (FR)	8.0
Germany (GER)	7.4
Brazil (BR)	4.6
Sweden (SW)	4.1
Hong Kong (HK)	3.1
Austria (AUT)	2.0
India (IND)	2.0
South Korea (S. KOR)	2.0
Singapore (SGP)	1.5
Australia (AUS)	1.4
Norway (NOR)	1.2
Ireland (IE)	1.0

COMMON STOCKS—96.6%
		Value
Shares		(000s)

AUTO COMPONENTS—3.5%
75,017	Continental AG (GER)	$7,303

AUTOMOBILES—2.5%
100,100	Toyota Motor Corp. (JP)	5,167

BANKS—10.2%
133,012	Anglo Irish Bank Corporation plc (IE)	2,100
56,035	Erste Bank der oesterreichischen Sparkassen AG (AUT)	3,124
17,284	Erste Bank der oesterreichischen Sparkassen AG (AUT)[1]	951
302	Mitsubishi Tokyo Financial Group Inc. (JP)	4,348
67,189	UBS AG—Registered (SWS)	7,308
37,931	Unibanco Holdings SA GDR (BR)[2]	3,195

		21,026

BEVERAGES—1.5%
201,122	Diageo plc (UK)	2,994

CHEMICALS—2.2%
73,718	Lonza Group Ltd.—Registered (SWS)	4,642

COMMUNICATIONS EQUIPMENT—4.1%
233,458	Ericsson (LM) Tel Ab Cl. B Sponsored ADR (SW)[3]	8,517

CONSTRUCTION & ENGINEERING—2.0%
45,024	VINCI SA (FR)	4,197

CONSTRUCTION MATERIALS—4.0%
125,616	CEMEX SA de C.V. Sponsored ADR (MEX)[3]	8,288

DIVERSIFIED FINANCIALS—2.9%
43,900	Credit Saison Co. Ltd. (JP)	1,966
131,554	ICICI Bank Ltd. Sponsored ADR (IND)[3]	4,133

		6,099

ELECTRICAL EQUIPMENT—3.0%
377,755	ABB Ltd. (SWS)	4,120
24,178	Fanuc Ltd. (JP)	2,124

		6,244

ELECTRONIC EQUIPMENT & INSTRUMENTS—2.0%
158,000	Nippon Electric Glass Co. Ltd. (JP)	4,143

ENERGY EQUIPMENT & SERVICES—1.2%
190,998	Stolt Offshore SA (NOR)*	2,427

FOOD & DRUG RETAILING—3.0%
166,601	Shoppers Drug Mart Corp. (CAN)	6,231

HOTELS RESTAURANTS & LEISURE—3.8%
310,388	Enterprise Inns plc (UK)	5,103
1,738,000	Shangri-La Asia Ltd. (HK)	2,827

		7,930

HOUSEHOLD DURABLES—1.0%
35,700	Misawa Homes Holdings Co. Ltd. (JP)	2,041

HOUSEHOLD PRODUCTS—2.4%
151,476	Reckitt Benckiser plc (UK)	4,974

MACHINERY—1.0%
2,922	Vallourec SA (FR)	2,050

MEDIA—2.5%
38,612	Grupo Televisa SA de C.V. Sponsored ADR (MEX)[3]	3,226
82,189	JCDecaux SA (FR)*	2,043

		5,269

METALS & MINING—1.0%
40,592	Companhia Vale do Rio Doce ADR Cl. A (BR)[3]	2,081

MULTILINE RETAIL—2.7%
50,823	METRO AG (GER)	2,585
924,000	SEIYU Ltd. (JP)	2,918

		5,503

MULTI-UTILITIES—2.5%
102,956	Veolia Environnement (FR)	5,220

OIL & GAS—6.1%
24,545	CNOOC Ltd. ADR (HK)[3]	2,113
45,960	Petroleo Brasileiro SA – PETROBRAS ADR (BR)[3]	4,343
102,184	Talisman Energy Inc. (CAN)	6,217

		12,673

PHARMACEUTICALS—5.5%
91,515	CSL Ltd. (AUS)	3,002
53,191	Roche Holdings Ltd. (SWS)	8,403

		11,405

INTERNATIONAL EQUITY

Harbor International Growth Fund
PORTFOLIO OF INVESTMENTS—Continued

COMMON STOCKS—Continued
		Value
Shares		(000s)

REAL ESTATE—7.1%
1,235,000	CapitaLand Ltd. (SGP)	$3,021
82,804	Hypo Real Estate Holding AG (GER)	5,409
80,896	Leopalace21 Corp. (JP)	2,928
144,000	Sumitomo Realty & Development Co. Ltd. (JP)	3,261

		14,619

ROAD & RAIL—2.5%
57,483	Canadian National Railway Co. (CAN)	5,196

SEMICONDUCTOR EQUIPMENT & PRODUCTS—6.1%
25,400	Advantest Corp. (JP)	3,113
869,650	ARM Holdings plc (UK)	2,066
44,400	Murata Manufacturing Co. Ltd. (JP)	3,204
5,470	Samsung Electronics Co. Ltd. (S. KOR)	4,177

		12,560

SPECIALTY RETAIL—3.9%
163,500	Esprit Holdings Ltd. (HK)	1,428
95,362	Sega Sammy Holdings Inc. (JP)	3,416
24,900	Yamada Denki Co. Ltd. (JP)	3,206

		8,050

TEXTILES & APPAREL—1.5%
34,403	LVMH Moet Hennessy Louis Vuitton (FR)	3,102

WIRELESS TELECOMMUNICATION SERVICES—4.9%
243,773	America Movil SA de C.V. Series L ADR (MEX)[3]	8,222
450,058	Carphone Warehouse Group plc (UK)	2,008

		10,230

TOTAL COMMON STOCKS (Cost $156,329)		200,181

SHORT-TERM INVESTMENTS—3.3%
(Cost $6,908)
Principal
Amount
(000s)

REPURCHASE AGREEMENTS
$6,908	Repurchase Agreement with State Street Corp. dated January 31, 2006 due February 1, 2006 at 3.650% collateralized by a FNMA Bond (market value $7,047)	6,908

TOTAL INVESTMENTS—99.9% (Cost $163,237)		207,089
CASH AND OTHER ASSETS, LESS LIABILITIES—0.1%		108

TOTAL NET ASSETS—100.0%		$207,197

1	This security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of this security. This security is priced by an independent pricing service selected by the adviser (Harbor Capital Advisors, Inc.) and is considered to be liquid under procedures established by the Board of Trustees. At January 31, 2006, the securities were valued at $951 or 0.46% of net assets.

2	GDR after the name of a holding stands for Global Depositary Receipts representing ownership of foreign securities. GDRs are issued by either U.S. or non-U.S. banking organizations.

3	ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.

*	Non-income producing security.
The accompanying notes are an integral part of the portfolio of investments.

INTERNATIONAL EQUITY

Harbor Fixed Income Funds
Harbor High-Yield Bond Fund
PORTFOLIO OF INVESTMENTS—January 31, 2006 (Unaudited)

Total Investments (% of net assets)
(Excludes net cash and short-term investments of 4.2%)

Commercial Services & Supplies	13.3
Media	13.1
Hotels Restaurants & Leisure	8.0
Wireless Telecommunication Services	6.8
Electric Utilities	5.4
Oil & Gas	5.0
Chemicals	4.6
Aerospace & Defense	4.3
Diversified Telecommunication Services	4.1
Health Care Providers & Services	3.6
Household Products	2.7
Household Durables	2.4
Gas Utilities	2.3
Food Products	2.1
Food & Drug Retailing	1.9
Metals & Mining	1.7
Textiles & Apparel	1.5
Building Products	1.4
Software	1.4
Paper & Forest Products	1.2
Specialty Retail	1.2
Diversified Financials	1.1
Energy Equipment & Services	1.1
Health Care Equipment & Supplies	0.9
Pharmaceuticals	0.9
Communications Equipment	0.7
Leisure Equipment & Products	0.7
Machinery	0.6
Office Electronics	0.5
Automobiles	0.4
Containers & Packaging	0.4
Electronic Equipment & Instruments	0.3
Beverages	0.2

COMMON STOCKS—1.5%
		Value
Shares		(000s)

MEDIA—0.4%
5,000	Echostar Communications Corp. Cl. A	$138

METALS & MINING—0.3%
5,000	Alpha Natural Resources Inc.	118

OIL & GAS—0.8%
5,000	Compton Petroleum Corp.	83
2,500	Newfield Exploration Co.	131
1,875	Range Resources Corp.	56

		270

TOTAL COMMON STOCKS (Cost $475)		526

CORPORATE BONDS & NOTES—92.1%
Principal
Amount
(000s)

AEROSPACE & DEFENSE—4.3%
	Argo-Tech Corp.
$125	9.250%—06/01/2011	133
	Armor Holdings Inc.
125	8.250%—08/15/2013	136
	Aviall Inc.
175	7.625%—07/01/2011	182
	BE Aerospace Inc.
75	8.500%—10/01/2010	81
	BE Aerospace Inc. Series B
50	8.875%—05/01/2011	53
	DRS Technologies Inc.
150	7.625%—02/01/2018	153
	Esterline Technologies Corp.
75	7.750%—06/15/2013	78
	K&F Acquisition Inc.
100	7.750%—11/15/2014	102
	Sequa Corp.
250	9.000%—08/01/2009	272
	Transdigm Inc.
250	8.375%—07/15/2011	264

		1,454

BEVERAGES—0.2%
	Le-Nature’s Inc.
50	9.000%—06/15/2013[1]	53

BUILDING PRODUCTS—1.4%
	Interface Inc.
125	7.300%—04/01/2008	128
125	10.375%—02/01/2010	137

		265

	Norcraft Cos. LP
125	9.000%—11/01/2011	130
	Nortek Inc.
75	8.500%—09/01/2014	73

		468

CHEMICALS—4.6%
	Equistar Chemicals LP
200	10.625%—05/01/2011	221
	Hexcel Corp.
100	6.750%—02/01/2015	99
	Huntsman International Holdings LLC
76	10.125%—07/01/2009	79

FIXED INCOME

Harbor High-Yield Bond Fund
PORTFOLIO OF INVESTMENTS—Continued

CORPORATE BONDS & NOTES—Continued
Principal
Amount		Value
(000s)		(000s)

CHEMICALS—Continued
	Huntsman LLC
$50	11.500%—07/15/2012	$58
65	11.625%—10/15/2010	75

		133

	Lyondell Chemical Co.
125	10.500%—06/01/2013	142
	Millennium America Inc.
75	9.250%—06/15/2008	81
	Nalco Co.
200	8.875%—11/15/2013	210
	Resolution Performance Products Inc.
200	13.500%—11/15/2010	214
	Rhodia SA
33	10.250%—06/01/2010	37
	Rockwood Specialties Group Inc.
125	7.500%—11/15/2014	124
182	10.625%—05/15/2011	200

		324

		1,540

COMMERCIAL SERVICES & SUPPLIES—13.3%
	Aearo Co.
125	8.250%—04/15/2012	128
	Ahern Rentals Inc.
125	9.250%—08/15/2013	132
	Alderwoods Group Inc.
100	7.750%—09/15/2012	104
	Allied Waste North America Series B
100	8.500%—12/01/2008	106
100	8.875%—04/01/2008	106

		212

	Brickman Group Ltd. Series B
250	11.750%—12/15/2009	277
	Buhrmann US Inc.
125	8.250%—07/01/2014	128
	Carriage Services Inc.
175	7.875%—01/15/2015	179
	Casella Waste Systems Inc.
100	9.750%—02/01/2013	105
	CHC Helicopter Corp.
75	7.375%—05/01/2014	77
	Corrections Corp of America
125	7.500%—05/01/2011	130
	Da-Lite Screen Co. Inc.
150	9.500%—05/15/2011	159
	DynCorp International Series B
150	9.500%—02/15/2013	155
	FTI Consulting Inc.
125	3.750%—07/15/2012[1,2]	138
	Hertz Corp.
250	8.875%—01/01/2014[1]	259
150	10.500%—01/01/2016[1]	158

		417

	Iron Mountain Inc.
125	7.750%—01/15/2015	128
	Mac-Gray Corp.
175	7.625%—08/15/2015	177
	Monitronics International Inc.
100	11.750%—09/01/2010	99
	NationsRent Cos. Inc.
250	9.500%—05/01/2015	268
	Neff Rental LLC
125	11.250%—06/15/2012[1]	134
	Norcross Safety Products LLC Series B
150	9.875%—08/15/2011	156
	R.H. Donnelley Inc.
500	6.875%—01/15/2013[1]	461
125	10.875%—12/15/2012	141

		602

	Valmont Industries Inc.
150	6.875%—05/01/2014	152
	Visant Corp.
75	7.625%—10/01/2012	75
	Wesco Distribution Inc.
250	7.500%—10/15/2017[1]	256
	Williams Scotsman Inc.
100	8.500%—10/01/2015	104

		4,492

COMMUNICATIONS EQUIPMENT—0.7%
	Lucent Technologies Inc.
275	6.450%—03/15/2029	232

CONTAINERS & PACKAGING—0.4%
	BWAY Corp.
125	10.000%—10/15/2010	132

DIVERSIFIED FINANCIALS—1.1%
	Arch Western Finance LLC
75	6.750%—07/01/2013	76
	Cardtronics Inc.
100	9.250%—08/15/2013[1]	101
	Stripes Acquisition LLC
200	10.625%—12/15/2013[1]	208

		385

DIVERSIFIED TELECOMMUNICATION SERVICES—4.1%
	Centennial Communications Corp.
150	8.125%—02/01/2014	153
	Cincinnati Bell Inc.
100	7.000%—02/15/2015	98
50	8.375%—01/15/2014	49

		147

	Citizens Communications Co.
100	6.250%—01/15/2013	98
	Insight Midwest LP
50	9.750%—10/01/2009	52
	LCI International Inc.
125	7.250%—06/15/2007	127
	MCI Inc.
225	8.735%—05/01/2014	254
	Qwest Capital Funding Inc.
125	7.000%—08/03/2009	127
	Qwest Corp.
125	7.625%—06/15/2015[1]	132
50	7.741%—06/15/2013[1,3]	54

		186

	Syniverse Technologies Inc. Series B
150	7.750%—08/15/2013	153
	Time Warner Telecom Holdings Inc.
100	9.250%—02/15/2014	107

		1,404

FIXED INCOME

Harbor High-Yield Bond Fund
PORTFOLIO OF INVESTMENTS—Continued

CORPORATE BONDS & NOTES—Continued
Principal
Amount		Value
(000s)		(000s)

ELECTRIC UTILITIES—5.4%
	Allegheny Energy Supply
$100	8.250%—04/15/2012[1]	$111
	Edison Mission Energy
350	7.730%—06/15/2009	361
75	10.000%—08/15/2008	82
200	13.500%—07/15/2008	232

		675

	Inergy LP.
150	6.875%—12/15/2014	142
	Mirant Americas Generation LLC
100	8.300%—05/01/2011	103
	Mirant North America LLC
100	7.375%—12/31/2013[1]	102
	MSW Energy Holdings LLC
23	8.500%—09/01/2010	25
	MSW Energy Holdings II LLC Series B
125	7.375%—09/01/2010	129
	NRG Energy Inc.
100	7.250%—02/01/2014	102
250	7.375%—02/01/2016	256

		358

	Texas Genco LLC
175	6.875%—12/15/2014[1]	190

		1,835

ELECTRONIC EQUIPMENT & INSTRUMENTS—0.3%
	Flextronics International Ltd.
100	1.000%—08/01/2010[2]	93

ENERGY EQUIPMENT & SERVICES—1.1%
	Gulfmark Offshore Inc.
175	7.750%—07/15/2014	184
	Holly Energy Partners LP
75	6.250%—03/01/2015	73
	Suburban Propane Partners LP
125	6.875%—12/15/2013	120

		377

FOOD & DRUG RETAILING—1.9%
	Ingles Markets Inc.
175	8.875%—12/01/2011	185
	Rite Aid Corp.
175	4.750%—12/01/2006[2]	172
100	7.125%—01/15/2007	101
125	8.125%—05/01/2010	128

		401

	Stater Brothers Holdings
50	8.125%—06/15/2012	50

		636

FOOD PRODUCTS—2.1%
	B&G Foods Inc.
100	8.000%—10/01/2011	103
	Del Monte Corp.
100	6.750%—02/15/2015	100
225	8.625%—12/15/2012	240

		340

	Michael Foods Inc.
125	8.000%—11/15/2013	129
	Pinnacle Foods Holding Corp.
150	8.250%—12/01/2013	145

		717

GAS UTILITIES—2.3%
	Amerigas Partners LP
100	7.250%—05/20/2015	101
	El Paso Corp.
125	6.375%—02/01/2009[1]	125
125	7.625%—08/16/2007	129
75	7.875%—06/15/2012	80
125	9.625%—05/15/2012[1]	142

		476

	SEMCO Energy Inc.
125	7.750%—05/15/2013	131
	Tennessee Gas Pipeline Co.
50	7.500%—04/01/2017	55

		763

HEALTH CARE EQUIPMENT & SUPPLIES—0.9%
	Kinetic Concepts Inc.
163	7.375%—05/15/2013	167
	Koppers Inc.
125	9.875%—10/15/2013	136

		303

HEALTH CARE PROVIDERS & SERVICES—3.6%
	Beverly Enterprises Inc.
175	7.875%—06/15/2014	193
	DaVita Inc.
175	7.250%—03/15/2015	177
	Omega Healthcare Investors Inc.
125	7.000%—04/01/2014	127
	Psychiatric Solutions Inc.
125	7.750%—07/15/2015	130
	Res-Care Inc.
125	7.750%—10/15/2013[1]	126
	Skilled Healthcare Group Inc.
100	11.000%—01/15/2014[1]	104
	Triad Hospitals Inc.
175	7.000%—11/15/2013	177
	Vanguard Health Holding Co. II LLC
175	9.000%—10/01/2014	186

		1,220

HOTELS RESTAURANTS & LEISURE—7.6%
	American Casino & Entertainment Properties LLC
125	7.850%—02/01/2012	128
	Chukchansi Economic Development Authority
100	8.060%—11/15/2012[1,3]	103
	Chumash Casino & Resort Enterprise
75	9.520%—07/15/2010[1]	80
	Crown Americas LLC
100	7.625%—11/15/2013[1]	104
	Felcor Lodging LP
200	8.500%—06/01/2011	221
100	8.830%—06/01/2011[3]	104

		325

	Gaylord Entertainment Co.
175	8.000%—11/15/2013	183
	Global Cash Access LLC
162	8.750%—03/15/2012	174
	Herbst Gaming Inc.
125	8.125%—06/01/2012	130
	HMH (Host Marriott) Series G
50	9.250%—10/01/2007	53
	Intrawest Corp.
150	7.500%—10/15/2013	154

FIXED INCOME

Harbor High-Yield Bond Fund
PORTFOLIO OF INVESTMENTS—Continued

CORPORATE BONDS & NOTES—Continued
Principal
Amount		Value
(000s)		(000s)

HOTELS RESTAURANTS & LEISURE—Continued
	Isle of Capri Casinos Inc.
$200	7.000%—03/01/2014	$197
	Kerzner International Ltd.
200	6.750%—10/01/2015	196
	MGM Mirage
125	9.750%—06/01/2007	132
	Motor City Casino
250	8.000%—08/01/2013[1]	245
	NCL Corp.
125	10.625%—07/15/2014	131
	Pinnacle Entertainment Inc.
100	8.250%—03/15/2012	104
	Town Sports International
125	9.625%—04/15/2011	132

		2,571

HOUSEHOLD DURABLES—2.4%
	American Achievement Corp.
175	8.250%—04/01/2012	180
	Goodman Global Holdings Co. Inc.
250	7.491%—06/15/2012[1,3]	252
75	7.875%—12/15/2012[1]	71

		323

	Samsonite Corp.
100	8.875%—06/01/2011	106
	Simmons Bedding Co.
100	7.875%—01/15/2014	94
	Six Flags Inc.
100	9.750%—04/15/2013	103

		806

HOUSEHOLD PRODUCTS—2.7%
	Central Garden & Pet Co.
250	9.125%—02/01/2013	264
	Doane Pet Care Co.
100	10.625%—11/15/2015[1]	105
	Jafra Cosmetics International Inc.
81	10.750%—05/15/2011	89
	Jarden (Alltrista)
150	9.750%—05/01/2012	151
	Nebraska Book Co. Inc.
150	8.625%—03/15/2012	140
	Playtex Products Inc.
150	9.375%—06/01/2011	158

		907

LEISURE EQUIPMENT & PRODUCTS—0.7%
	Leslie’s Poolmart Inc.
75	7.750%—02/01/2013	76
	Seneca Gaming Corp.
50	7.250%—05/01/2012[1]	51
125	7.250%—05/01/2012	127

		178

		254

MACHINERY—0.6%
	Dresser-Rand Group Inc.
44	7.375%—11/01/2014[1]	46
	Mueller Group Inc.
150	10.000%—05/01/2012	160

		206

MEDIA—12.7%
	Advanstar Communications Inc.
100	10.750%—08/15/2010	110
	Advanstar Communications Inc. Series B
250	12.000%—02/15/2011	265
	Affinity Group Inc.
100	9.000%—02/15/2012	99
	Cablevision Systems Corp. Series B
300	8.716%—04/01/2009[3]	308
	Cadmus Communications Corp.
150	8.375%—06/15/2014	152
	CBD Media Holdings LLC
125	9.250%—07/15/2012	127
	EchoStar Communications Corp.
200	5.750%—05/15/2008[2]	197
	Gray Television Inc.
150	9.250%—12/15/2011	160
	Houghton Mifflin Co.
100	8.250%—02/01/2011	105
100	9.875%—02/01/2013	108

		213

	Insight Communications Co. Inc.
275	12.250%—02/15/2011[4]	291
	Kabel Deutschland GmbH
200	10.625%—07/01/2014[1]	211
	LBI Media Inc.
200	10.125%—07/15/2012	214
	LIN Television Corp. Series B
100	6.500%—05/15/2013	95
	Lodgenet Entertainment Corp.
200	9.500%—06/15/2013	217
	Mediacom Broadband LLC
100	8.500%—10/15/2015[1]	95
	Mediacom Communications Corp.
250	5.250%—07/01/2006[2]	249
	Morris Publishing Group LLC
100	7.000%—08/01/2013	94
	Nexstar Finance Inc.
125	7.000%—01/15/2014	116
	Quebecor Media Inc.
200	7.750%—03/15/2016[1]	205
	Radio One Inc.
100	6.375%—02/15/2013	96
	Sinclair Broadcast Group Inc.
225	4.875%—07/15/2018[2,4]	192
	Sun Media Corp.
125	7.625%—02/15/2013	130
	Susquehanna Media Co.
125	7.375%—04/15/2013	136
	Telenet Group Holding NV
164	11.500%—06/15/2014[1,4]	137
	Videotron Ltee
50	6.875%—01/15/2014	51
	Yell Finance BV
130	13.500%—08/01/2011[4]	135

		4,295

METALS & MINING—1.4%
	Alpha Natural Resources LLC
250	10.000%—06/01/2012	276
	Consol Energy Inc.
75	7.875%—03/01/2012	82
	Foundation PA Coal Co.
125	7.250%—08/01/2014	130

		488

FIXED INCOME

Harbor High-Yield Bond Fund
PORTFOLIO OF INVESTMENTS—Continued

CORPORATE BONDS & NOTES—Continued
Principal
Amount		Value
(000s)		(000s)

OFFICE ELECTRONICS—0.5%
	Xerox Capital Trust I
$150	8.000%—02/01/2027	$155

OIL & GAS—3.8%
	Chesapeake Energy Corp.
125	6.500%—08/15/2017	125
	Compton Petroleum Finance Corp.
200	7.625%—12/01/2013[1]	205
	Comstock Resources Inc.
150	6.875%—03/01/2012	149
	Copano Energy LLC
150	8.125%—03/01/2016[1]	154
	Denbury Resources Inc.
100	7.500%—12/15/2015	104
	Encore Acquisition Co.
250	6.000%—07/15/2015	236
	Exco Resources Inc.
125	7.250%—01/15/2011	127
	Harvest Operations Corp.
75	7.875%—10/15/2011	76
	Whiting Petroleum Corp.
125	7.000%—02/01/2014[1]	126

		1,302

PAPER & FOREST PRODUCTS—1.2%
	Boise Cascade LLC
125	7.475%—10/15/2012[3]	122
	Caraustar Industries Inc.
100	9.875%—04/01/2011	106
	MDP Acquisitions plc
125	9.625%—10/01/2012	130
	Norske Skog Canada Ltd.
50	7.375%—03/01/2014	44

		402

PHARMACEUTICALS—0.9%
	Herbalife Ltd. (W.H. Holdings)
75	9.500%—04/01/2011	81
	NBTY Inc.
125	7.125%—10/01/2015[1]	118
	Warner Chilcott Corp.
100	8.750%—02/01/2015[1]	98

		297

SOFTWARE—1.4%
	Activant Solutions Inc.
100	10.530%—04/01/2010[1,3]	103
	SunGard Data Systems Inc.
50	8.525%—08/15/2013[1,3]	52
200	9.125%—08/15/2013[1]	209
125	10.250%—08/15/2015[1]	126

		387

		490

SPECIALTY RETAIL—1.2%
	IKON Office Solutions Inc.
100	7.750%—09/15/2015[1]	101
	Pantry Inc.
125	7.750%—02/15/2014	128
	Petro Stopping Centers LP
175	9.000%—02/15/2012	176

		405

TEXTILES & APPAREL—1.5%
	Levi Strauss & Co.
75	12.250%—12/15/2012	86
	Oxford Industries Inc.
150	8.875%—06/01/2011	154
	Perry Ellis International Inc. Series B
125	8.875%—09/15/2013	124
	Phillips-Van Heusen Corp.
125	8.125%—05/01/2013	132

		496

WIRELESS TELECOMMUNICATION SERVICES—5.8%
	AirGate PCS Inc.
275	8.350%—10/15/2011[3]	286
	Alamosa Inc.
125	8.500%—01/31/2012	136
	American Cellular Corp. Series B
250	10.000%—08/01/2011	273
	Intelsat Bermuda Ltd.
100	5.250%—11/01/2008	92
250	9.609%—01/15/2012[1,3]	256

		348

	New Skies Satellites NV
75	9.573%—11/01/2011[3]	79
	Nextel Partners Inc.
100	8.125%—07/01/2011	108
	PanAmSat Holding Corp.
100	10.375%—11/01/2014[4]	71
	Rogers Wireless Inc.
175	8.000%—12/15/2012	186
	Rural Cellular Corp.
250	8.250%—03/15/2012	265
	SBA Telecommunications Inc.
102	9.750%—12/15/2011[4]	96
	UbiquiTel Operating Co.
100	9.875%—03/01/2011	110

		1,958

TOTAL CORPORATE BONDS & NOTES (Cost $30,600)		31,136

PREFERRED STOCKS—2.2%
Shares

AUTOMOBILES—0.4%
	General Motors Corp. Series A
5,230	4.500%—03/06/2032[2]	121

HOTELS RESTAURANTS & LEISURE—0.4%
	Six Flags Inc.
6,000	7.250%—08/15/2009[2]	140

OIL & GAS—0.4%
	Chesapeake Energy Corp.
1,250	4.500%—12/31/2049	128

WIRELESS TELECOMMUNICATION SERVICES—1.0%
	Crown Castle International
6,250	6.250%—08/15/2012[2]	350

TOTAL PREFERRED STOCKS (Cost $649)		739

FIXED INCOME

Harbor High-Yield Bond Fund
PORTFOLIO OF INVESTMENTS—Continued

SHORT-TERM INVESTMENTS—4.3%
(Cost $1,440)
Principal
Amount		Value
(000s)		(000s)

REPURCHASE AGREEMENTS Repurchase Agreement with State Street Corp. dated January 31, 2006 due February 1, 2006 at 3.650% collateralized by
$1,440	a FHLB Bond (market value $1,473)	$1,440

TOTAL INVESTMENTS—100.1% (Cost $33,161)		33,841
CASH AND OTHER ASSETS, LESS LIABILITIES—(0.1%)		(42)

TOTAL NET ASSETS—100.0%		$33,799

1	This security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of this security. This security is priced by an independent pricing service selected by the adviser (Harbor Capital Advisors, Inc.) and is considered to be liquid under procedures established by the Board of Trustees. At January 31, 2006, the securities were valued at $6,107 or 18.07% of net assets.

2	Convertible security.

3	Floating rate security. The stated rate represents the rate in effect at January 31, 2006.

4	Step coupon security.
The accompanying notes are an integral part of the portfolio of investments.

FIXED INCOME

Harbor Bond Fund
PORTFOLIO OF INVESTMENTS—January 31, 2006 (Unaudited)

Total Investments (% of net assets)
(Excludes net cash and short-term investments of 11.0%)

Mortgage Pass-Through	69.9
Corporate Bonds & Notes	7.2
Collateralized Mortgage Obligations	5.1
Foreign Government Obligations	3.1
Municipal Bonds	2.0
U.S. Government Obligations	1.0
Asset-Backed Securities	0.7

ASSET-BACKED SECURITIES—0.7%
Principal
Amount		Value
(000s)		(000s)

	AAA Trust
	Series 2005-2 Cl. A1
$4,206	4.634%—11/26/2035[1,2,3]	$4,214
	Aames Mortgage Investment Trust
	Series 2005-2 Cl. 1A1
90	4.610%—07/25/20352,	90
	Carrington Mortgage Loan Trust
	Series 2005-NC3 Cl. A1A
1,059	4.610%—06/25/2035[2]	1,059
	Colonial Advisory Services CBO I Ltd.
	Series 1A Cl. A
205	4.420%—06/20/2008[2]	204
	Countrywide Asset-Backed Certificates
	Series 2001-BC3 Cl. A
1,023	4.770%—12/25/2031[1,2]	1,024
	Fremont Home Loan Trust
	Series 2005-E Cl. 2A1
4,569	4.620%—01/25/2036[2]	4,572
	HFC Home Equity Loan Asset Backed Certificates
	Series 2003-1 Cl. A
1,806	4.840%—10/20/2032[1,2]	1,807
	Residential Asset Mortgage Products Inc.
	Series 2004-RS8 Cl. AII1
1,269	4.670%—04/25/2026[1,2]	1,270

TOTAL ASSET-BACKED SECURITIES (Cost $14,231)		14,240

COLLATERALIZED MORTGAGE OBLIGATIONS—5.1%
	American Home Mortgage Investment Trust REMIC[4]
	Series 2004-4 Cl. 4A
3,903	4.390%—02/25/2045[2]	3,822
	Banc of America Funding Corp. REMIC[4]
	Series 2005-D Cl. A1
4,022	4.116%—05/25/2035[1,2]	3,919
	Bear Stearns Adjustable Rate Mortgage Trust
	Series 2000-2 Cl. A1
398	4.945%—11/25/2030[1,2]	398
	Bear Stearns Adjustable Rate Mortgage Trust REMIC[4]
	Pass Thru Certificates
	Series 2005-10 Cl. A1
18,402	4.750%—10/25/2035[1,2]	18,212
	Series 2003-1 Cl. 6A1
1,944	5.071%—04/25/2033[1,5]	1,925

		20,137

	Bear Stearns Alt-A Trust REMIC[4]
	Series 2005-4 Cl. 3A1
6,922	5.426%—05/25/2035[1,5]	6,934
	Countrywide Home Loan Mortgage Pass Through Trust REMIC[4]
	Series 2005-HYB9 Cl. 3A2A
1,860	5.250%—02/20/2036[2]	1,843
	Federal Home Loan Mortgage Corp. REMIC[4]
421	4.920%—11/15/2030[1,2]	423
774	8.000%—08/15/2022	784
117	9.000%—12/15/2020[1]	116

		1,323

	Federal Home Loan Mortgage Corp. REMIC[4]
	Series 2003-25 Cl. KP
8,027	5.000%—04/25/2033[1]	7,872
	Federal National Mortgage Association
	Series 2005-T2 Cl. 1A1
767	4.535%—11/28/2035[2]	767
	Series 2003-W1 Cl. 1A1
1,063	6.500%—12/25/2042[1]	1,085

		1,852

	Federal National Mortgage Association REMIC[4]
	Series 2006-5 Cl. 3A2
900	4.689%—05/25/2035[2]	883
7,726	5.000%—12/15/2020	7,712

		8,595

	FHLMC Structured Pass Through Securities
2,577	4.555%—08/15/2032[1]	2,561
	FHLMC Structured Pass Through Securities REMIC[4]
1,193	4.526%—02/25/2045[2]	1,199
	First Nationwide Trust REMIC[4]
	Series 2001-3 Cl. 1A1
125	6.750%—08/21/2031	125
	GSR Mortgage Loan Trust REMIC[4]
	Pass Thru Certificates
	Series 2005-AR6 Cl. 2A1
18,243	4.541%—09/25/2035[1,2]	17,941
	IndyMac ARM Trust REMIC[4]
	Series 2001-H2 Cl. A2
66	6.663%—01/25/2032[2]	66
	IndyMac Index Mortgage Loan Trust REMIC[4]
	Series 2005-AR31 Cl. 1A1
9,641	5.210%—01/25/2036[5]	9,621
	Small Business Administration
	Pass Thru Certificates
	Series 2003-20I Cl. 1
887	5.130%—09/01/2023	890
	Series 2001-20A Cl. 1
2,611	6.290%—01/01/2021[1]	2,731
	Series 2000-P10 Cl. 1
447	7.450%—08/01/2010	475

		4,096

FIXED INCOME

Harbor Bond Fund
PORTFOLIO OF INVESTMENTS—Continued

COLLATERALIZED MORTGAGE OBLIGATIONS—Continued
Principal
Amount		Value
(000s)		(000s)

	Structured Asset Securities Corp. REMIC[4]
	Series 2002-1A Cl. 4A
$97	6.059%—02/25/2032[1,2]	$97
	Series 2001-21A Cl. 1A1
276	6.250%—01/25/2032[1,2]	276

		373

	Washington Mutual Inc. REMIC[4]
	Series 2005-AR13 Cl. A1A1
2,419	4.871%—10/25/2045[2]	2,419
	Pass Thru Certificates
	Series 2002-AR11 Cl. A1
757	5.128%—10/25/2032[1,2]	755

		3,174

	Wells Fargo Mortgage Backed Securities Trust REMIC[4]
	Series 2006-AR2 Cl. 2A1
6,700	4.950%—11/25/2035	6,632

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $103,522)		102,483

CORPORATE BONDS & NOTES—7.2%
	American Airlines Inc.
	Pass Thru Certificates
	Series 2001-2 Cl. A1
300	6.978%—04/01/2011	306
	American General Finance Corp. MTN[6]
1,100	4.544%—03/23/2007[1,2]	1,101
	American International Group Inc.
900	5.050%—10/01/2015[3]	878
	Atlantic & Western Re II Ltd.
400	10.500%—01/09/2007[2,3]	401
	BNP Paribas
6,600	5.186%—06/29/2049[1,3,5]	6,353
	China Development Bank
600	5.000%—10/15/2015	588
	Citigroup Inc.
5,800	4.559%—12/26/2008[2]	5,802
	DaimlerChrysler North America Holding MTN[6]
10,600	4.698%—11/17/2006[1,2]	10,603
	El Paso CGP Corp.
7,036	7.420%—02/15/2037[3]	7,036
8,000	7.500%—08/15/2006[1,3]	8,100

		15,136

	El Paso Corp. MTN[6]
400	8.050%—10/15/2030	427
	Export-Import Bank of China
600	4.875%—07/21/2015[3]	582
	Federal Home Loan Banks
1,400	4.200%—02/05/2007[2]	1,303
	Federal National Mortgage Association
7,100	4.376%—09/22/2006[1,2]	7,099
	Ford Motor Credit Co.
10,300	5.290%—11/16/2006[1,2]	10,219
10,400	5.450%—03/21/2007[1,2]	10,193
400	6.875%—02/01/2006	400

		20,812

	France Telecom SA
7,100	7.200%—03/01/2006[1,7]	7,113
	General Electric Capital Corp. MTN[6]
10,100	4.590%—01/03/2008[2]	10,115
2,000	4.750%—01/08/2016[2]	2,003

		12,118

	Goldman Sachs Group Inc. MTN[6]
8,780	4.944%—07/23/2009[1,2]	8,841
	H.J. Heinz Co.
800	6.428%—12/01/2020[3]	824
	HBOS plc
800	5.920%—09/29/2049[3,5]	801
	HSBC Bank USA
10,200	4.570%—09/21/2007[2]	10,221
	PEMEX Project Funding Master Trust
1,600	5.750%—12/15/2015[3]	1,584
1,000	8.625%—02/01/2022	1,224

		2,808

	Petroleum Export Ltd.
700	5.265%—06/15/2011[3]	692
	Qwest Capital Funding Inc.
43	7.250%—02/15/2011	44
	Qwest Corp.
300	7.500%—06/15/2023	296
2,700	7.625%—06/15/2015[3]	2,852

		3,148

	Ras Laffan Liquefied Natural Gas III
1,800	5.838%—09/30/2027[3]	1,775
	Resona Bank Ltd.
900	5.850%—09/29/2049[3,5]	896
	Royal Bank of Scotland plc
4,500	4.664%—07/21/2008[2,3]	4,503
	Santander US Debt SA Unipersonal
9,800	4.510%—09/21/2007[1,2,3]	9,808
	Sprint Capital Corp.
2,400	6.000%—01/15/2007	2,421
1,100	6.125%—11/15/2008	1,128

		3,549

	Sumitomo Mitsui Banking Corp.
5,900	5.625%—12/31/2049[1,3,5]	5,866
	UFJ Finance Aruba AEC
1,000	6.750%—07/15/2013	1,083
	United Airlines Inc.*
	Pass Thru Certificates
	Series 1993 Cl. C2
2,039	9.060%—06/17/2015[1]	1,467

TOTAL CORPORATE BONDS & NOTES (Cost $144,535)		146,948

FIXED INCOME

Harbor Bond Fund
PORTFOLIO OF INVESTMENTS—Continued

FOREIGN GOVERNMENT OBLIGATIONS—3.1%
Principal
Amount		Value
(000s)		(000s)

	Federative Republic of Brazil
$160	5.188%—04/15/2006[2]	$160
988	5.250%—04/15/2009[2]	991
11,600	8.000%—01/15/2018	12,714
4,800	10.271%—06/29/2009[2]	5,586

		19,451

	Federative Republic of Brazil—Bearer
568	5.188%—04/15/2006[2]	569
688	5.250%—04/15/2012	687

		1,256

	Republic of Panama
3,309	6.700%—01/26/2036	3,306
500	8.875%—09/30/2027	619
950	9.375%—07/23/2012	1,128
3,000	9.625%—02/08/2011	3,540

		8,593

	Republic of Peru
3,400	9.125%—01/15/2008	3,630
5,700	9.125%—02/21/2012[1]	6,612
3,000	9.875%—02/06/2015	3,727

		13,969

	Russian Federation
9,500	5.000%—03/31/2030	10,628
1,500	5.000%—03/31/2030[1,3,7]	1,676

		12,304

	United Mexican States
1,100	8.125%—12/30/2019	1,345
100	9.875%—02/01/2010	117
200	11.375%—09/15/2016	294

		1,756

	United Mexican States MTN[6]
2,460	6.375%—01/16/2013	2,611
1,800	8.000%—09/24/2022	2,200
200	8.300%—08/15/2031	253

		5,064

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $56,830)		62,393

MORTGAGE PASS-THROUGH—69.9%
	Federal Home Loan Mortgage Corp.
4,734	5.000%—10/01/2018[1]	4,686
138	5.629%—08/01/2024[1,2]	141
332	6.000%—08/01/2028 – 04/01/2033	335
8,461	6.000%—07/01/2016 – 01/01/2034[1]	8,572
3	8.500%—02/01/2017	3

		13,737

	Federal Home Loan Mortgage Corp. TBA[8] February Delivery
4,000	6.000%—02/13/2036	4,041
	Federal Housing Authority Project 221D4 Banco-5
178	7.400%—02/01/2021	179
	221D4 Banco-15
24	7.450%—05/01/2021	24
	221D4 Grey 98-4
3,050	7.450%—05/01/2021	3,064

		3,267

	Federal National Mortgage Association
5,496	4.500%—11/01/2019 – 06/01/2020	5,343
13,430	4.711%—08/01/2035[2]	13,349
18,449	4.838%—06/01/2035[1,2]	18,304
3,964	4.878%—10/01/2040[1,2]	4,011
118,246	5.000%—09/01/2017 – 10/01/2035	115,571
70,964	5.000%—12/01/2016 – 10/01/2035[1]	69,013
247,045	5.500%—11/01/2016 – 11/01/2035	244,732
403,830	5.500%—12/01/2016 – 05/01/2035[1]	400,160
2,822	6.000%—04/01/2016 – 05/01/2033	2,884
3,078	6.000%—05/01/2016 – 09/01/2017[1]	3,148
132	9.000%—11/01/2009[1]	138

		876,653

	Federal National Mortgage Association TBA[8] February Delivery
193	5.000%—02/13/2036	186,486
142,500	5.500%—02/13/2036	140,986
2,500	6.000%—02/16/2021	2,555
	March Delivery
193,000	5.000%—03/13/2036	186,305

		516,332

	Government National Mortgage Association II
4,250	3.750%—02/20/2032[1,2]	4,207
683	4.375%—03/20/2017 – 02/20/2025[1,2]	685
5	4.750%—07/20/2024[2]	5
1,162	4.750%—08/20/2022 – 07/20/2027[1,2]	1,170
21	5.125%—10/20/2025[2]	21
1,085	5.125%—12/20/2024 – 11/20/2029[1,2]	1,093

		7,181

TOTAL MORTGAGE PASS-THROUGH (Cost $1,436,823)		1,421,211

MUNICIPAL BONDS—2.0%
	Badger Tobacco Asset Securitization Corp.
4,300	6.375%—06/01/2032[1]	4,598
	City of New York Series J
1,000	5.000%—03/01/2030[1]	1,032
	City of San Antonio TX
5,829	4.750%—05/15/2037[2]	5,867
2,670	5.000%—05/15/2036[2]	2,933

		8,800

	Golden State Tobacco Securitization Corp.
3,400	Series 2002–A CI. 1 6.250%—06/01/2033	3,714
2,740	Series A3 6.750%—06/01/2039	3,086
900	7.875%—06/01/2042	1,079

		7,879

FIXED INCOME

Harbor Bond Fund
PORTFOLIO OF INVESTMENTS—Continued

MUNICIPAL BONDS—Continued
Principal
Amount		Value
(000s)		(000s)

	Liberty Development Corp.
$800	5.250%—10/01/2035	$889
	Metropolitan Transportation Authority
9,100	5.000%—11/15/2033[1]	9,486
	New York City Municipal Water Finance Authority Series D
3,400	5.000%—06/15/2038[1]	3,510
	Port of Seattle WA
3,501	8.150%—03/01/2035[2]	3,825
	Salt River Project Agricultural Improvement & Power District
50	7.400%—01/01/2035[2]	52
	State of Texas
1,300	4.750%—04/01/2035[2]	1,306

TOTAL MUNICIPAL BONDS (Cost $39,616)		41,377

U.S. GOVERNMENT OBLIGATIONS—1.0%
	U.S. Treasury Bonds
1,494	2.000%—01/15/2026[9]	1,492
10,800	2.375%—01/15/2025[1,9]	11,418
1,222	3.625%—04/15/2028[9]	1,582

		14,492

	U.S. Treasury Notes
5,115	3.375%—01/15/2007[1,9]	5,189

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost $19,876)		19,681

PURCHASED OPTIONS—0.0%
No. of
Contracts
(000s)

	Chicago Mercantile Exchange Euro Put
4,823	Expire 06/2006–12/2006	12
	Eurodollar Futures
8,231	Expire 06/2006–12/2006	21
	FR SWAPTIONS
83,000	Expire 08/2006–10/2006	111
	OTC ECAL 3 ML
153,400	Expire 02/2006–12/2006	431
	SWAPTIONS
1,462	Expire 08/2006–10/2006	221

TOTAL OPTIONS (Cost $1,636)		796

SHORT-TERM INVESTMENTS—35.1%
Principal
Amount		Value
(000s)		(000s)

COMMERCIAL PAPER
	ANZ Inc.
$50,000	4.510%—04/24/2006	49,486
	Caisse Nationale Des Caisses
50,000	4.400%—03/21/2006[1]	49,707
	Spintab Swedmortgage Ab
50,000	4.510%—04/24/2006	49,486
	Svenska Handelsbanken Ab
57,900	4.390%—03/23/2006[1]	57,547

TOTAL COMMERCIAL PAPER		206,226

REPURCHASE AGREEMENTS
35,000	Repurchase Agreement with Credit Suisse First Boston dated January 31, 2006 due February 1, 2006 at 4.320% collateralized by a U.S. Treasury Note (market value $35,450)	35,000
66,600	Repurchase Agreement with Credit Suisse First Boston dated January 31, 2006 due February 1, 2006 at 4.360% collateralized by a U.S. Treasury Note (market value $67,873)	66,600
9,509	Repurchase Agreement with State Street Corp. dated January 31, 2006 due February 1, 2006 at 3.900% collateralized by a FHLB Bond (market value $9,701)	9,509

TOTAL REPURCHASE AGREEMENTS		111,109

SOVEREIGN TREASURY BILLS
	Dutch Treasury Certificates
27,280	2.468%—02/28/2006	33,095
	French Discount Treasury Bills
20,000	2.396%—05/04/2006	24,155
33,260	2.419%—05/24/2006	40,109
14,820	2.505%—07/20/2006	17,796
6,110	3.300%—03/09/2006	7,407
29,960	3.324%—02/09/2006	36,395

		125,862

	Federal Republic of Germany
2,700	2.163%—02/15/2006	3,278
14,590	2.468%—06/14/2006	17,569

		20,847

TOTAL SOVEREIGN TREASURY BILLS		179,804

U.S. GOVERNMENT AGENCIES
	Federal National Mortgage Association
94,050	3.850%—02/22/2006[1]	93,839
22,600	4.064%—02/01/2006	22,600
89,000	4.202%—03/22/2006[1]	88,477

TOTAL U.S. GOVERNMENT AGENCIES		204,916

FIXED INCOME

Harbor Bond Fund
PORTFOLIO OF INVESTMENTS—Continued

SHORT-TERM INVESTMENTS—Continued
Principal
Amount		Value
(000s)		(000s)

U.S. TREASURY BILLS
$30	3.795%—03/16/2006[1]	$30
95	3.810%—03/16/2006[1]	95
1,350	3.830%—03/16/2006[1]	1,344
130	3.838%—03/02/2006[1]	130
2,370	3.840%—03/16/2006[1]	2,359
500	3.850%—03/02/2006[1]	498
4,070	3.865%—03/02/2006[1]	4,057
575	3.885%—03/02/2006[1]	573
1,765	3.895%—03/02/2006[1]	1,759
500	3.905%—03/16/2006[1]	498
85	4.066%—03/16/2006[1]	85
110	4.117%—03/16/2006[1]	109
70	4.125%—03/16/2006[1]	70
45	4.130%—03/16/2006[1]	45
170	4.173%—03/16/2006[1]	169

TOTAL U.S. TREASURY BILLS		11,821

TOTAL SHORT-TERM INVESTMENTS (Cost $710,827)		713,876

TOTAL INVESTMENTS—124.1% (Cost $2,527,896)		2,523,005
CASH AND OTHER ASSETS, LESS LIABILITIES—(24.1%)		(490,094)

TOTAL NET ASSETS—100.0%		$2,032,911

FIXED INCOME

Harbor Bond Fund
PORTFOLIO OF INVESTMENTS—Continued

WRITTEN OPTIONS OPEN AT JANUARY 31, 2006 ARE AS FOLLOWS:

	Number of	Strike		Value
Description	Shares/Contracts	Price	Expiration Date	(000s)

Eurodollar Futures (Call)	79	$95.50	Sep-06	$10
Eurodollar Futures (Put)	326	95.25	Sep-06	228
Eurodollar Futures (Put)	79	95.50	Sep-06	93
Eurodollar Futures (Put)	60	95.00	Dec-06	27
Eurodollar Futures (Put)	1,562	95.25	Dec-06	1,250
Eurodollar Futures (Put)	197	95.50	Dec-06	243
Swap Option (Call)	5,600,000	4.81	Feb-06	—
Swap Option (Call)	4,000,000	4.00	Jun-06	—
Swap Option (Call)	25,000,000	4.85	Dec-06	279
Swap Option (Call)	22,000,000	4.53	Aug-06	67
Swap Option (Call)	11,000,000	4.78	Aug-06	70
Swap Option (Call)	15,000,000	4.30	Oct-06	34
Swap Option (Call)	14,000,000	4.31	Oct-06	35
Swap Option (Call)	37,100,000	4.54	Oct-06	162
Swap Option (Call)	26,000,000	4.56	Oct-06	128
Swap Option — 6 Mo. Libor (Put)	38,200,000	4.50	Dec-06	221
U.S. Treasury Bonds Futures (Call)	41	116.00	Feb-06	3
U.S. Treasury Notes 10 Yr. Futures (Call)	77	110.00	Feb-06	5
U.S. Treasury Notes 10 Yr. Futures (Call)	905	111.00	Feb-06	14
U.S. Treasury Notes 10 Yr. Futures (Put)	955	107.00	Feb-06	104
U.S. Treasury Notes 10 Yr. Futures (Put)	77	108.00	Feb-06	26

Written options outstanding, at value (premiums received of $4,130)				$2,999

FIXED INCOME

Harbor Bond Fund
PORTFOLIO OF INVESTMENTS—Continued

FUTURES CONTRACTS OPEN AT JANUARY 31, 2006 ARE AS FOLLOWS:

				Unrealized
		Aggregate		Appreciation/
	Number of	Face Value		(Depreciation)
Description	Contracts	(000s)	Expiration Date	(000s)

Eurodollar Futures (Buy)	2,556	$639,000	Dec-06	$(32)
Eurodollar Futures (Buy)	1,444	361,000	Jun-07	(54)
Eurodollar Futures (Buy)	1,055	263,750	Sep-07	(39)
Eurodollar Futures (Buy)	428	107,000	Dec-07	(16)
Eurodollar Futures (Buy)	2,007	501,750	Mar-07	(75)
Germany Federal Bonds 5 Yr. Futures (Sell)	518	€51,800	Mar-06	(22)
U.K. Libor Futures (Sell)	67	£8,375	Dec-06	—
U.S. Treasury Bonds Futures (Buy)	473	$47,300	Mar-06	17
U.S. Treasury Notes 5 Yr. Futures (Buy)	1,632	163,200	Mar-06	(755)
U.S. Treasury Notes 10 Yr. Futures (Buy)	504	50,400	Mar-06	(24)

				$(1,000)

FORWARD CURRENCY CONTRACTS OPEN AT JANUARY 31, 2006 ARE AS FOLLOWS:

				Unrealized
		Aggregate		Appreciation/
	Market Value	Face Value		(Depreciation)
Currency	(000s)	(000s)	Delivery Date	(000s)

Brazilian Real (Sell)	$488	$487	Feb-06	$(1)
Brazilian Real (Sell)	1,104	1,104	Jul-06	—
Brazilian Real (Buy)	488	482	Feb-06	6
British Pound (Buy)	7,557	7,514	Feb-06	43
Canadian Dollar (Sell)	606	591	Feb-06	(15)
Canadian Dollar (Buy)	380	376	Feb-06	4
Chilean Peso (Sell)	528	528	Feb-06	—
Chilean Peso (Buy)	1,424	1,398	Feb-06	26
Chilean Peso (Buy)	1,099	1,101	Jul-06	(2)
Euro (Sell)	5,300	5,151	Feb-06	(149)
Euro (Sell)	198,914	200,656	Apr-06	1,742
Euro (Buy)	1,628	1,624	Feb-06	4
Indian Rupee (Buy)	277	265	Feb-06	12
Indian Rupee (Buy)	600	603	Mar-06	(3)
Japanese Yen (Sell)	2,925	3,001	Feb-06	76
Japanese Yen (Buy)	28,218	28,546	Feb-06	(328)
Mexican Peso (Buy)	1,353	1,329	Feb-06	24
Mexican Peso (Buy)	428	405	Mar-06	23
Peruvian Sol (New) (Buy)	1,225	1,223	Feb-06	2
Peruvian Sol (New) (Buy)	422	425	Mar-06	(3)
Polish Zloty (Buy)	1,417	1,376	Feb-06	41
Polish Zloty (Buy)	346	337	Mar-06	9
Russian Ruble (New) (Buy)	1,471	1,452	Feb-06	19
Russian Ruble (New) (Buy)	435	432	Mar-06	3
Russian Ruble (New) (Buy)	332	334	Jul-06	(2)
Singapore Dollar (Buy)	852	824	Feb-06	28
Singapore Dollar (Buy)	422	410	Mar-06	12
Singapore Dollar (Buy)	345	344	Jul-06	1
Slovakian Koruna (Buy)	1,946	1,887	Mar-06	59
South African Rand (Buy)	106	97	Feb-06	9
South African Rand (Buy)	129	128	Mar-06	1
South Korean Won (Buy)	1,076	1,006	Feb-06	70
South Korean Won (Buy)	490	461	Mar-06	29
South Korean Won (Buy)	747	734	Jul-06	13
Taiwan Dollar (New) (Buy)	649	636	Feb-06	13
Taiwan Dollar (New) (Buy)	419	407	Mar-06	12

				$1,778

TBA COMMITMENTS OPEN AT JANUARY 31, 2006 ARE AS FOLLOWS:

	Principal
	Amount	Coupon		Value
Description	(000s)	Rate	Delivery Date	(000s)

Federal National Mortgage Association (proceeds receivable $188,032)	$193,000	5.0%	Feb-06	$186,486

FIXED INCOME

Harbor Bond Fund
PORTFOLIO OF INVESTMENTS—Continued

SWAP AGREEMENTS OPEN AT JANUARY 31, 2006 ARE AS FOLLOWS:

						Unrealized
					Notional	Appreciation/
Interest Rate Swaps		Pay/Receive			Amount	(Depreciation)
Counterparty	Floating Rate Index	Floating Rate	Fixed Rate	Expiration Date	(000s)	(000s)

Barclays Bank plc	3 Mo. USD-LIBOR-BBA	Pay	5.000%	06/21/2008	$5,500	$1
Barclays Bank plc	5 Yr. French CPI Ex Tobacco Daily Reference Index	Pay	2.103	10/15/2010	€1,000	5
UBS Warburg AG	5 Yr. French CPI Ex Tobacco Daily Reference Index	Pay	2.146	10/15/2010	1,300	10
BNP Paribas Bank	5 Yr. French CPI Ex Tobacco Daily Reference Index	Pay	2.090	10/15/2010	7,200	39
Merrill Lynch Capital Services	6 Mo. BP-LIBOR-BBA	Receive	4.000	12/15/2035	£ 2,000	(88)
Goldman Sachs Capital Markets	6 Mo. JY-LIBOR-BBA	Receive	2.000	06/15/2012	¥ 130,000	(37)
Goldman Sachs Capital Markets	6 Mo. JY-LIBOR-BBA	Receive	2.000	06/15/2012	258,000	(31)
Morgan Stanley Capital Services, Inc.	6 Mo. JY-LIBOR-BBA	Receive	2.000	06/15/2012	660,000	(138)
UBS Warburg AG	6 Mo. JY-LIBOR BBA	Receive	2.000	06/15/2012	1,125,000	(308)

						$(547)

						Unrealized
					Notional	Appreciation/
Credit Default Swaps			Pay/Receive		Amount	(Depreciation)
Counterparty	Reference Entity	Buy/Sell	Fixed Rate	Expiration Date	(000s)	(000s)

JPMorgan Chase Bank, N.A	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.250%	03/20/2006	$100	$—
ABN AMRO Bank N.V.	Ford Motor Credit Company 7.000% due 10/01/2013	Sell	3.350	06/20/2006	1,300	—
Morgan Stanley Capital Services, Inc.	Russian Federation 5.000% due 03/31/2030	Sell	0.580	06/20/2006	1,300	2
HSBC Bank USA	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	5.000	06/20/2006	1,400	6
Merrill Lynch Capital Services, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.500	06/20/2006	1,600	(2)
JPMorgan Chase Bank, N.A	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	4.200	06/20/2006	1,000	2
Bank of America	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.700	09/20/2006	9,200	(131)
Wachovia Bank	Dow Jones CDX N.A. HV5 Index	Buy	0.850	12/20/2010	3,500	(6)

						(129)

Total Swaps						$(676)

1	At January 31, 2006, securities held by the Fund were pledged to cover margin requirements for open future contracts, written options on futures contracts and swap options. The securities pledged had an aggregate market value of $1,027,363 or 50.54% of net assets.

2	Floating rate security. The stated rate represents the rate in effect at January 31, 2006.

3	This security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of this security. This security is priced by an independent pricing service selected by the adviser (Harbor Capital Advisors, Inc.) and is considered to be liquid under procedures established by the Board of Trustees. At January 31, 2006, the securities were valued at $58,841 or 2.89% of net assets.

4	REMICs are CMOs which can hold mortgages secured by any type of real property and issue multiple-class securities backed by those mortgages.

5	Variable rate security. The stated rate represents the rate in effect at January 31, 2006.

6	MTN after the name of a security stands for Medium Term Note.

7	Step coupon security.

8	TBAs are mortgage-backed securities traded under delayed delivery commitments, settling after January 31, 2006. Although the unit price for the trades has been established, the principal value has not been finalized. However, the amount of the commitments will not fluctuate more than 2% from the principal amount. Income on TBAs is not earned until settlement date.

9	Treasury inflation-protected securities (TIPS) are securities in which the principal amount is adjusted for inflation and interest payments are applied to the inflation-adjusted principal.

*	Security in default.

€	Euro.

¥	Japanese Yen.

£	Pound Sterling.
The accompanying notes are an integral part of the portfolio of investments.

FIXED INCOME

Harbor Real Return Fund
PORTFOLIO OF INVESTMENTS—January 31, 2006 (Unaudited)

Total Investments (% of net assets)
(Excludes net cash and short-term investments of -25.3%)

U.S. Government Obligations	125.3

U.S. GOVERNMENT OBLIGATIONS—125.3%
Principal
Amount		Value
(000s)		(000s)

	U.S. Treasury Bonds
$244	3.625%—04/15/2028[1]	$316
60	3.875%—04/15/2029[1]	81

		397 -------
	U.S. Treasury Notes
1,043	0.875%—04/15/2010[1]	1,000
3,544	1.875%—07/15/2015[1]	3,511
1,099	3.000%—07/15/2012[1]	1,171
624	3.375%—01/15/2007[1]	633
367	3.625%—01/15/2008[1]	380
181	3.875%—01/15/2009[1]	191
587	4.250%—01/15/2010[1]	641

		7,527

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost $7,912)		7,924

SHORT-TERM INVESTMENTS—29.8%
Principal
Amount		Value
(000s)		(000s)

REPURCHASE AGREEMENTS
$1,700	Repurchase Agreement with Credit Suisse First Boston dated January 31, 2006 due February 1, 2003 at 4.360% collateralized by a U.S. Treasury Note (market value $1,717)	$1,700

82	Repurchase Agreement with State Street Corp. dated January 31, 2006 due February 1, 2006 at 3.900% collateralized by a FNMA Bond (market value $88)	82

TOTAL REPURCHASE AGREEMENTS		1,782

U.S. GOVERNMENT AGENCIES
	Federal National Mortgage Association
100	4.380%—02/01/2006	100

TOTAL SHORT-TERM INVESTMENTS (Cost $1,882)		1,882

TOTAL INVESTMENTS—155.1% (Cost $9,794)		9,806
CASH AND OTHER ASSETS, LESS LIABILITIES—(55.1%)		(3,485)

TOTAL NET ASSETS—100.0%		$6,321

1	Treasury inflation-protected securities (TIPS) are securities in which the principal amount is adjusted for inflation and interest payments are applied to the inflation-adjusted principal.
The accompanying notes are an integral part of the portfolio of investments.

FIXED INCOME

Harbor Short Duration Fund
PORTFOLIO OF INVESTMENTS—January 31, 2006 (Unaudited)

Total Investments (% of net assets)
(Excludes net cash and short-term investments of -1.3%)

Collateralized Mortgage Obligations	70.4
Foreign Government Obligations	19.2
U.S. Government Obligations	6.0
Asset-Backed Securities	5.7

ASSET-BACKED SECURITIES—70.4%
Principal
Amount		Value
(000s)		(000s)

	AmeriCredit Automobile Receivables
	Series 2003-DM Cl. A4
$1,000	2.840%—08/06/2010	$984
	AmeriQuest Mortgage Securities Inc.
	Series 2005-R1 Cl. M1
1,000	4.980%—03/25/2035[1,2]	1,002
	Capital Auto Receivables Asset Trust
	Series 2003-1 Cl. A3A
830	2.750%—04/16/2007[1]	825
	Capital One Master Trust
	Series 2001-8A Cl. A
1,275	4.600%—08/17/2009[1]	1,272
	Series 2002-4A Cl. A
1,500	4.900%—03/15/2010[1]	1,501

		2,773
	Centex Home Equity Loan Trust
	Series 2001-C Cl. A4
257	5.390%—02/25/2030[1]	256
	Chase Credit Card Master Trust
	Series 2001-4 Cl. A
1,500	5.500%—11/17/2008[1]	1,505
	Chase Issuance Trust
	Series 2004-A9 Cl. A9
600	3.220%—06/15/2010[1]	584
	Chase Manhattan Auto Owner Trust
	Series 2005-B Cl. A2
1,000	4.770%—03/15/2008[1]	1,000
	Citibank Credit Card Issuance Trust
	Series 2004-A1 Cl. A1
1,010	2.550%—01/20/2009[1]	988
	Series 2001-A6 Cl. A6
1,318	5.650%—06/16/2008[1]	1,322

		2,310

	Connecticut RRB Special Purpose Trust
	Series 2001-1 Cl. A3
848	5.730%—03/30/2009	852
	Contimortgage Home Equity Trust
	Pass Thru Certificates Series 1996-4 Cl. A10
526	5.050%—01/15/2028[1,2]	527
	CPL Transition Funding LLC
	Series 2002-1 Cl. A2
668	5.010%—01/15/2010[1]	668
	DaimlerChrysler Auto Trust
	Series 2003-A Cl. A4
885	2.880%—10/08/2009[1]	874
	Discover Card Master Trust I
	Series 2002-2 Cl. A
1,000	5.150%—10/15/2009[1]	1,003
	Federal National Mortgage Association
	Series 2002-W2 AF5
882	6.000%—06/25/2032[1,3]	881
	Gracechurch Card Funding plc
	Series 5 Cl. A2
1,450	2.700%—08/15/2008	1,433
	Granite Mortgage plc
	Series 2002-1 Cl. 3A
1,000	5.150%—04/20/2042[2]	1,245
	Harley-Davidson Motorcycle Trust
	Series 2002-2 Cl. A2
964	3.090%—06/15/2010	952
	Holmes Financing plc
	Series 4 Cl. 2A
1,000	5.050%—07/15/2008[2]	1,227
	Honda Auto Receivables Owner Trust
	Series 2003-2 Cl. A4
1,000	2.160%—10/21/2008[1]	984
	Household Private Label Credit Card Master Note Trust I
	Series 2002-1 Cl. A
1,005	5.500%—01/18/2011	1,012
	Illinois Power Special Purpose Trust
	Series 1998-1 Cl. A6
1,030	5.540%—06/25/2009	1,035
	Massachusetts RRB Special Purpose Trust
	Series 1999-1 Cl. A4
843	6.910%—09/15/2009	856
	MBNA Credit Card Master Note Trust
	Series 2004-A4 Cl. A4
1,000	2.700%—09/15/2009	975
	Series 2002-A1 Cl. A1
1,000	4.950%—06/15/2009	1,002

		1,977

	Nissan Auto Receivables Owner Trust
	Series 2003-C Cl. A4
1,000	2.700%—12/17/2007[1]	991
	Series 2004-B Cl. A3
1,253	3.350%—05/15/2008	1,241
	Series 2005-C Cl. A2
1,000	4.140%—01/15/2008[1]	996

		3,228

	Oncor Electricity Delivery Transition Bond Co.
	Series 2003-1 Cl. A1
1,367	2.260%—02/15/2009[1]	1,353
	Option One Mortgage Loan Trust
	Series 2005-1 Cl. M1
1,000	5.050%—02/25/2035[1,2]	1,003
	Park Place Securities Inc.
	Pass Thru Certificates
	Series 2004-WWF1 Cl. M2
1,000	5.210%—01/25/2035[1,2]	1,008
	PECO Energy Transition Trust
	Series 1999-A Cl. A6
1,261	6.050%—03/01/2009[1]	1,270
	Residential Asset Securities Corp.
	Series 2005-KS2 Cl. M1
1,000	4.960%—03/25/2035[1,2]	1,002
	Series 2005-KS1 Cl. M1
1,000	4.980%—02/25/2035[1,2]	1,003

		2,005

FIXED INCOME

Harbor Short Duration Fund
PORTFOLIO OF INVESTMENTS—Continued

ASSET-BACKED SECURITIES—Continued
Principal
Amount		Value
(000s)		(000s)

	Residential Funding Mortgage Securities II
	Series 2003-HS2 Cl. AIIB
$690	4.780%—06/25/2028[1,2]	$691
	Specialty Underwriting & Residential Finance
	Pass Thru Certificates
	Series 2004-BC4 Cl. M1
1,000	5.330%—10/25/2035[1,2]	1,011
	Superior Wholesale Inventory Financing Trust
	Series 2005-A12 Cl. A
1,000	4.750%—06/15/2010[1,2]	1,001
	West Penn Funding LLC Transition Bonds
	Series 1999-A Cl. A3
999	6.810%—09/25/2008[1]	1,005
	WFS Financial Owner Trust
	Series 2003-1 Cl. A4
1,199	2.740%—09/20/2010	1,187

TOTAL ASSET-BACKED SECURITIES (Cost $41,920)		41,527

COLLATERALIZED MORTGAGE OBLIGATIONS—5.7%
	Federal Home Loan Mortgage Corp.
61	4.000%—06/15/2017[1]	61
30	5.750%—04/15/2008	31

		92

	Federal National Mortgage Association
1,395	5.000%—05/18/2027[2,5]	1,409
31	6.000%—05/15/2008 – 03/01/2017	32
1	6.500%—10/01/2016	1
50	7.125%—03/15/2007	51

		1,493

	Structured Adjustable Rate Mortgage Loan
	Pass Thru Certificates
	Series 2004-20 Cl. 1A1
1,426	5.072%—01/25/2035[1,4]	1,419
	Structured Asset Securities Corp.
	Series 2002-1A Cl. 2A1
343	5.390%—02/25/2032[1,2]	343

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $3,381)		3,347

FOREIGN GOVERNMENT OBLIGATIONS—6.0%
(Cost $3,578)
United Kingdom Treasury Bond
2,000	4.500%—03/07/2007	3,564

U.S. GOVERNMENT OBLIGATIONS—19.2%
	U.S. Treasury Notes
11,250	3.375%—02/28/2007	11,110
25	6.000%—08/15/2009	26
75	6.125%—08/15/2007	77
135	6.875%—05/15/2006	136

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost $11,371)		11,349

SHORT-TERM INVESTMENTS—0.1%
REPURCHASE AGREEMENTS
25	Repurchase Agreement with State Street Corp. dated January 31, 2006 due February 1, 2006 at 3.900% collateralized by a U.S. Treasury Bond (market value $28)	25

U.S. TREASURY BILLS
	U.S. Treasury Bills
20	3.687%—06/22/2006[1]	20

TOTAL SHORT-TERM INVESTMENTS (Cost $45)		45

TOTAL INVESTMENTS—101.4% (Cost $60,295)		59,832
CASH AND OTHER ASSETS, LESS LIABILITIES—(1.4%)		(841)

TOTAL NET ASSETS—100.0%		$58,991

FORWARD CURRENCY CONTRACTS OPEN AT JANUARY 31, 2006 ARE AS FOLLOWS:

				Unrealized
		Aggregate		Appreciation/
	Market Value	Face Value		(Depreciation)
Currency	(000s)	(000s)	Delivery Date	(000s)

British Pound (Sell)	$3,633	$3,638	Feb-06	$5
Euro (Buy)	1,252	1,248	Feb-06	4
Euro (Buy)	1,296	1,309	May-06	(13)
Euro (Sell)	5,038	4,976	Feb-06	(62)

				$(66)

1	At January 31, 2006, securities held by the Fund were pledged to cover margin requirements for open future contracts, if any. The securities pledged had an aggregate market value of $29,369 or 49.79% of net assets.

2	Floating rate security. The stated rate represents the rate in effect at January 31, 2006.

3	Step coupon security. The stated rate represents the rate in effect at January 31, 2006.

4	Variable rate security. The stated rate represents the rate in effect at January 31, 2006.

5	REMICs are CMOs which can hold mortgages secured by any type of real property and issue multiple-class securities backed by those mortgages.
The accompanying notes are an integral part of the portfolio of investments.

FIXED INCOME

Harbor Money Market Fund
PORTFOLIO OF INVESTMENTS—January 31, 2006 (Unaudited)

Total Investments (% of net assets)
(Excludes net cash of -13.1%)

Commercial Paper	63.5
Bank Obligations	28.5
U.S. Government Agencies	10.7
Asset-Backed Securities	10.0
Repurchase Agreement	0.4

ASSET-BACKED SECURITIES—10.0%
Principal
Amount		Value
(000s)		(000s)

	AmeriCredit Automobile Receivables Trust
	Series 2005-CF Cl. A1
$637	3.845%—09/06/2006	$637
	GE Equipment Small Ticket LLC
	Series 2005-1A Cl. A1
1,144	3.994%—09/22/2006[1]	1,144
	Honda Auto Receivables Owner Trust
	Series 2005-4 Cl. A1
720	3.837%—08/21/2006	720
	Series 2005-6 Cl. A1
2,201	4.512%—12/18/2006	2,201

		2,921
	Nissan Auto Lease Trust
	Series 2005-A Cl. A1
2,172	4.271%—11/15/2006	2,171
	Nissan Auto Receivables Owner Trust
	Series 2006-A Cl. A1
2,500	4.663%—02/15/2007	2,500
	Volkswagen Auto Loan Enhanced Trust
	Series 2005-1 Cl. A1
2,245	4.370%—11/20/2006	2,245

TOTAL ASSET-BACKED SECURITIES (Cost $11,618)		11,618

BANK OBLIGATIONS—28.5%
	Barclays Bank plc
5,000	4.300%—02/01/2006	5,000
	Citibank New York
5,500	4.560%—04/20/2006	5,500
	Deutsche Bank AG
6,000	4.520%—03/01/2006	6,000
	Dresdner Bank AG
5,500	4.600%—04/28/2006	5,500
	Toronto Dominion Bank
5,500	4.485%—02/27/2006	5,500
	Wells Fargo Bank
5,500	4.490%—02/21/2006	5,500

TOTAL BANK OBLIGATIONS (Cost $33,000)		33,000

COMMERCIAL PAPER—63.5%
Principal
Amount		Value
(000s)		(000s)

	Abbey National LLC
$5,500	4.460%—02/16/2006	$5,490
	ABN AMRO North America
5,500	4.290%—02/06/2006	5,497
	ANZ Inc.
2,500	4.380%—03/06/2006	2,490
3,700	4.400%—03/22/2006	3,678

		6,168

	BMW Capital Corp. LLC
6,000	4.460%—02/01/2006	6,000
	CBA Finance Inc.
1,000	4.350%—02/09/2006	999
500	4.420%—02/21/2006	499
4,000	4.500%—02/28/2006	3,986

		5,484

	Chariot Funding LLC
2,000	4.330%—02/09/2006	1,998
	Charta Corp Yrs. 3&4
5,000	4.450%—03/23/2006	4,969
	HBOS Treasury Services plc
5,500	4.180%—02/07/2006	5,496
500	4.460%—03/01/2006	498

		5,994

	Lloyds Bank plc
1,000	4.305%—02/06/2006	999
3,000	4.440%—03/24/2006	2,981

		3,980

	Royal Bank of Scotland plc
5,500	4.275%—02/06/2006	5,497
	Societe Generale North America Inc.
5,000	4.250%—02/01/2006	5,000
	Svenska Handelsbanken Ab
4,500	4.380%—03/09/2006	4,480
2,000	4.470%—03/27/2006	1,987

		6,467

	UBS Finance Inc.
6,000	4.470%—02/01/2006	6,000
	Westpac Banking Corp.
3,000	4.320%—02/21/2006	2,993
	WestpacTrust Securities New Zealand Ltd.
2,000	4.520%—04/26/2006	1,979

TOTAL COMMERCIAL PAPER (Cost $73,516)		73,516

REPURCHASE AGREEMENTS—0.4%
(Cost $532)
532	Repurchase Agreement with State Street Corp. dated January 31, 2006 due February 1, 2006 at 3.900% collateralized by a U.S. Treasury Bond (market value $547)	532

FIXED INCOME

Harbor Money Market Fund
PORTFOLIO OF INVESTMENTS—Continued

U.S. GOVERNMENT AGENCIES—10.7%
(Cost $12,369)
Principal
Amount		Value
(000s)		(000s)

	Federal Home Loan Banks
$12,500	4.480%—04/26/2006	$12,369

TOTAL INVESTMENTS—113.1% (Cost $131,035)[2]		131,035
CASH AND OTHER ASSETS, LESS LIABILITIES—(13.1%)		(15,195)

TOTAL NET ASSETS—100.0%		$115,840

1	This security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of this security. This security is priced by an independent pricing service selected by the adviser (Harbor Capital Advisors, Inc.) and is considered to be liquid under procedures established by the Board of Trustees. At January 31, 2006, the securities were valued at $1,144 or 0.99% of net assets.

2	The aggregate identified cost on a tax basis is the same.
The accompanying notes are an integral part of the portfolio of investments.

FIXED INCOME

Harbor Fund
NOTES TO PORTFOLIO OF INVESTMENTS—January 31, 2006 (Unaudited)

(Currency in Thousands)
NOTE 1—SIGNIFICANT ACCOUNTING POLICIES
Security Valuation
      Equity securities (except securities listed on the National Association of Securities Dealers Automated Quotation “NASDAQ” system and United Kingdom securities) are valued at the last sale price on a national exchange or system in which they are principally traded on the valuation date. Securities listed on NASDAQ system or a United Kingdom exchange are valued at the official closing price of those securities. In the case of securities for which there were no sales on the valuation day, securities traded principally: (i) on a U.S. exchange, including NASDAQ, will be valued at the mean between the closing bid and asked price; (ii) on a foreign exchange, including United Kingdom securities, will be valued at the official bid price determined as of the close of the primary exchange.
      Except for Harbor Money Market Fund, debt securities, other than short-term securities with a remaining maturity of less than sixty days, are valued at prices furnished by a pricing service selected by Harbor Capital Advisors, Inc. (the “Adviser”). The pricing service determines valuations for normal institutional-size trading units of such debt securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Short-term securities with a remaining maturity of less than sixty days are stated at amortized cost which approximates value.
      When reliable market quotations are not readily available or when market quotations do not accurately reflect fair value, securities are priced at their fair value, calculated according to procedures adopted by the Board of Trustees, which may include utilizing an independent pricing service. A Fund may use fair-value pricing if the value of some or all of the Fund’s securities have been materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities, but may occur with other securities as well. When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from market quotations or official closing prices for the same securities which means the Fund may value those securities higher or lower than another fund that uses market quotations or official closing prices.
      For the Funds which invest primarily in international equity securities, the fair value pricing procedures recognize that volatility in the U.S. equity markets may cause prices of foreign securities determined at the close of the foreign market or exchange on which the securities are traded to no longer be reliable when the Funds’ net asset values are determined. As a result, many of the international Funds’ foreign equity securities may be valued at their fair value in accordance with the fair value pricing procedures on any given day in an accounting period.
      Securities of Harbor Money Market Fund are valued utilizing the amortized cost method as set forth in Rule 2a-7 under the Investment Company Act of 1940, as amended, and the Fund’s Rule 2a-7 procedures.
Futures Contracts
      To seek to increase total return or hedge against changes in interest rates, securities prices or currency exchange rates, each Fund (except Harbor Money Market Fund) may purchase and sell various kinds of futures contracts, and purchase and write call and put options on these futures contracts. Harbor Large Cap Value Fund and Harbor High-Yield Bond Fund are not authorized to enter into currency futures contracts and options on such contracts. Harbor International Fund and Harbor International Growth Fund are not authorized to enter into futures contracts on currencies or engage in options transactions with respect to futures contracts for speculative purposes. Futures contracts tend to increase or decrease the Fund’s exposure to the underlying instrument or hedge other Fund investments. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts or if the counterparties do not perform under the contracts’ terms. The maximum potential loss on a long futures contract is the U.S. dollar value of the notional amount at the time the contract is opened. The potential loss on a short futures contract is unlimited. Open futures contracts are valued based on the official daily closing price of futures contracts set by the exchange for the purpose of settling margin accounts, which is referred to as the settlement price. See Portfolio of Investments for open futures contracts held as of January 31, 2006.
      A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. Upon entering into such a contract, a Fund is required to pledge to the broker an amount of cash, U.S. government securities or other liquid securities equal to the minimum “initial margin” requirements of the exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as “variation margin,” and are recorded by the Fund as unrealized gains or losses. When the contract is closed or expired, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Harbor Fund
NOTES TO PORTFOLIO OF INVESTMENTS—Continued

(Currency in Thousands)
NOTE 1—SIGNIFICANT ACCOUNTING POLICIES—Continued
Options
      Consistent with its investment policies, each Fund (excluding Harbor Money Market Fund) may use options contracts to manage its exposure to the stock and bond markets and to fluctuations in interest rates and currency values. Harbor Large Cap Value Fund and Harbor High-Yield Bond Fund are not authorized to engage in options transactions on currencies. Harbor International Fund and Harbor International Growth Fund are not authorized to engage in options transactions on currencies for speculative purposes. Harbor Bond Fund, Harbor Real Return Fund and Harbor Short Duration Fund may use options on currencies for cross-hedging purposes. Call options tend to decrease a Fund’s exposure to the underlying instrument. Put options tend to increase a Fund’s exposure to the underlying instrument.
      When a Fund purchases an option, the premium paid by the Fund is included as an investment and subsequently “marked-to-market” to reflect the option’s current market value. Purchased options on equity securities are valued at the last sale price on the market on which they are principally traded. Purchased options on futures contracts are valued based on the settlement price for the underlying futures contract. If the purchased option expires, the Fund realizes a loss in the amount of the premium. If the Fund enters into a closing sale transaction, it realizes a gain or loss, depending on whether the proceeds from the sale are greater or less than the cost of the option. If the Fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid.
      When a Fund writes an option, the premium received by the Fund is included as an asset and an equivalent liability. The amount of the liability is subsequently “marked-to-market” to reflect the current market value of the option written. Written options on equity securities are valued at the last sale price or, in the absence of a sale, the last offering price on the market on which they are principally traded. Written options on futures contracts are valued based on the settlement price for the underlying futures contract. If an option expires on its stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security which the Fund purchases upon exercise of the option.
      The risk in writing a call option is that the Fund relinquishes the opportunity to profit if the market price of the underlying security increases and the option is exercised. In writing a put option, the Fund assumes the risk of incurring a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is a risk the Fund may not be able to enter into a closing transaction because of an illiquid secondary market, or if the counterparties do not perform under the contracts’ terms.
Swap Agreements
      To the extent permitted under their respective investment policies, Harbor Bond Fund, Harbor Real Return Fund and Harbor Short Duration Fund may invest in swap agreements which involve the exchange of cash payments based on the specified terms and conditions of such agreements. A swap is a privately negotiated agreement between two parties to exchange cash flows at specified intervals (payment dates) during the agreed-upon life of the contract. The value of each swap is determined by the counterparty to the swap agreement using a methodology which discounts the expected future cash receipts or disbursements related to the swap. The Funds may also enter into interest rate swap agreements which involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, (e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal). Interest rate swaps are “marked-to-market” daily.
      Harbor High-Yield Bond Fund, Harbor Bond Fund, Harbor Real Return Fund and Harbor Short Duration Fund may enter into credit default swap agreements. The “buyer” in a credit default contract is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or “par value,” of the reference obligation in exchange for the reference obligation. A Fund may be either the buyer or seller in a credit default swap transaction. If a Fund is a buyer and no event of default occurs, the Fund will lose its investment and recover nothing. However, if an event of default occurs, the Fund (if the buyer) will receive the full notional value of the reference obligation that may have little or no value. As a seller, a Fund receives a fixed rate of income

Harbor Fund
NOTES TO PORTFOLIO OF INVESTMENTS—Continued

(Currency in Thousands)
NOTE 1—SIGNIFICANT ACCOUNTING POLICIES—Continued
throughout the term of the contract, which typically is between six months and three years, provided that there is no default event. If an event of default occurs, the seller must pay the buyer the full notional value of the reference obligation.
      Entering into swap agreements involves, to varying degrees, elements of credit risk, market risk, and interest rate risk. Such risks involve the possibility that there is not a liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform and that there may be unfavorable changes in market conditions or interest rates.
Inflation-Indexed Bonds
      Harbor Real Return Fund invests primarily in inflation-indexed bonds. Harbor Bond Fund and Harbor Short Duration Fund may also invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted based on the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income, even though investors do not receive their principal until maturity.
TBA/When-Issued Purchase Commitments
      Each Fund may enter into TBA (to be announced) and when-issued purchase commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price for a TBA has been established, the principal value has not been finalized. However, the amount of the commitment will not fluctuate more than 2.0% from the principal amount. The price of a when-issued security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated.
      The Fund holds, and maintains until the settlement date, cash or liquid securities in an amount sufficient to meet the purchase price. TBA and when-issued purchase commitments may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the Fund’s other assets. Risks may also arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. Unsettled TBA and when-issued purchase commitments are valued at the current market value of the underlying securities, generally according to the procedures described under “Security Valuation” above.
      Although the Fund will generally enter into TBA and when-issued purchase commitments with the intention of acquiring securities for its portfolio, a Fund may dispose of a commitment prior to settlement if the Fund’s subadviser deems it appropriate to do so.
TBA Sale Commitments
      Each Fund may enter into TBA sale commitments to hedge portfolio positions or to sell mortgage-backed securities owned under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date.
      Unsettled TBA sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under “Security Valuation” above. The contract is “marked-to-market” daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss on the commitment without regard to any unrealized gain or loss on the underlying security. If the Fund delivers securities under the commitment, the Fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date on which the commitment was entered.
Short Sales
      Each Fund, except Harbor International Fund, Harbor International Growth Fund and Harbor Money Market Fund, may engage in short-selling which obligates the Fund to replace the security borrowed by purchasing it at the market price at the time of replacement. Until the security is replaced, the Fund is required to pay to the lender any accrued interest or dividends, and may be required to pay a premium. The Fund would realize a gain if the security declines in price between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund would incur a loss as a result of the short sale if the price of the security increases between those dates. Until the Fund replaces the borrowed security, it will maintain in a segregated account or set aside in the Fund’s records cash or liquid securities sufficient to cover its short position. Short sales involve the risk of an unlimited increase in the market price of a security.

Harbor Fund
NOTES TO PORTFOLIO OF INVESTMENTS—Continued

(Currency in Thousands)
NOTE 1—SIGNIFICANT ACCOUNTING POLICIES—Continued
Foreign Forward Currency Contracts
      Consistent with its investment policies, each Fund, except Harbor High-Yield Bond Fund and Harbor Money Market Fund, may enter into foreign forward currency contracts to facilitate transactions in foreign securities or as a hedge against either specific transactions or portfolio positions. A foreign forward currency contract is an agreement between two parties to buy and sell currencies at a set price on a future date. The U.S. dollar value of the contracts is determined using forward currency exchange rates supplied by a pricing service selected by the Adviser. The contract is “marked-to-market” daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value on the open and close date. Losses may arise from changes in the value of the foreign currency, or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened; however, management of the Fund believes the likelihood of such loss is remote.
Foreign Currency Translations
      The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars based on the current exchange rates at period end. Purchases and sales of securities are translated into U.S. dollars at the current exchange rate on the respective dates of the transaction. Income and withholding taxes are translated at the prevailing exchange rate when accrued or incurred.
      Reported net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income accrued and tax reclaims receivable and the U.S. dollar amount actually received.
Repurchase Agreements
      Each Fund may enter into repurchase agreements with certain banks and broker dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Trust’s custodian takes possession through the federal book-entry system of securities collateralizing repurchase agreements. The value of the underlying assets at the time of purchase is required to be at least equal to the repurchase price to protect the Fund in the event of default by the seller.
Borrowings
      Harbor Short Duration Fund may enter into reverse repurchase agreements with third party broker-dealers. The Fund may use reverse repurchase agreements to borrow short term funds. Interest on the value of reverse repurchase agreements issued and outstanding is based upon competitive market rates at the time of issuance. At the time the Fund enters into a reverse repurchase agreement, it establishes and maintains a segregated account with the lender containing liquid high-grade securities having a value not less than the repurchase price, including accrued interest, of the reverse repurchase agreement. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the repurchase price of the securities and, if the proceeds from the reverse repurchase agreement are invested in securities, that the market value of securities bought may decline below the repurchase price of securities sold. Activity in reverse repurchase agreements by the Harbor Short Duration Fund for the three months ended January 31, 2006 is as follows:

			Maximum	Average Daily	Average Interest
	Balance at End	Average	Amount Outstanding	Amount Outstanding	Rate During
Category of Aggregate Short-Term Borrowings	of Period	Interest Rate	During the Period	During the Period	the Period

Reverse repurchase agreements with maturity dates of 02-01-2006	$1,001	4.43%	$1,101	$113	1.10%
      Average debt outstanding and average interest rate during the period is calculated based on calendar days.
Securities Lending
      Certain Funds may engage in securities lending. The loans are secured by collateral which is at least equal to the market value of the loaned securities. During the term of the loan, the Fund will continue to receive any interest, dividends or amounts equivalent thereto, on the loaned securities while receiving a fee from the borrower or earning interest on the investment of the cash collateral. The cash

Harbor Fund
NOTES TO PORTFOLIO OF INVESTMENTS—Continued

(Currency in Thousands)
NOTE 1—SIGNIFICANT ACCOUNTING POLICIES—Continued
collateral is maintained on each Fund’s behalf by the lending agent and is invested in the State Street Navigator Securities Lending Prime Portfolio. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. The Fund may pay reasonable finders’, administrative and custodial fees in connection with a loan of its securities and may share the interest earned on the collateral with the borrower. The Fund bears the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. The market value of securities loaned, and related collateral for securities on loan, at January 31, 2006, by Fund, are as follows:

	Market Value of	Collateral for
Fund	Securities on Loan	Securities on Loan

Harbor Capital Appreciation Fund	$119,077	$123,128
Harbor Mid Cap Growth Fund	17,757	18,111
Harbor Large Cap Value Fund	20,234	20,768
Harbor Mid Cap Value Fund	4,078	4,196
Harbor Small Cap Value Fund	434,605	444,282
NOTE 2—TAX INFORMATION
      The identified cost, for tax purposes, of investments owned by each Fund (including earned discount on corporate short-term notes and commercial paper) and their respective gross unrealized appreciation and depreciation at January 31, 2006 are as follows:

		Gross Unrealized		Net Unrealized
				Appreciation/
	Identified Cost	Appreciation	(Depreciation)	(Depreciation)

HARBOR DOMESTIC EQUITY FUNDS
Harbor Capital Appreciation Fund	$6,940,060	$2,078,887	$(32,382)	$2,046,505
Harbor Mid Cap Growth Fund	106,840	11,283	(1,088)	10,195
Harbor Small Cap Growth Fund	610,086	196,027	(10,822)	185,205
Harbor Large Cap Value Fund	761,047	105,508	(9,429)	96,079
Harbor Mid Cap Value Fund	20,921	3,378	(617)	2,761
Harbor Small Cap Value Fund	2,261,973	421,672	(48,075)	373,597
HARBOR INTERNATIONAL EQUITY FUND
Harbor International Fund	7,249,450	5,917,458	(14,809)	5,902,649
Harbor International Growth Fund	163,237	43,938	(86)	43,852
HARBOR FIXED INCOME FUND
Harbor High-Yield Bond Fund	33,161	931	(251)	680
Harbor Bond Fund	2,527,896	14,765	(19,656)	(4,891)
Harbor Real Return Fund	9,794	19	(7)	12
Harbor Short Duration Fund	60,295	39	(502)	(463)

TRUSTEES AND OFFICERS	SHAREHOLDER SERVICING AGENT

David G. Van Hooser

Raymond J. Ball

Howard P. Colhoun

John P. Gould

Rodger F. Smith

Charles F. McCain

Constance L. Souders

Brian L. Collins

Mark W. Karchner

Karen B. Wasil

Jodie L. Crotteau

INVESTMENT ADVISER

Harbor Capital Advisors, Inc.
One SeaGate
Toledo, OH 43604-1572

DISTRIBUTOR AND PRINCIPAL UNDERWRITER

HCA Securities, Inc.
One SeaGate
Toledo, OH 43604-1572
(419) 249-2900	Chairman, President and Trustee Trustee Trustee Trustee Trustee Chief Compliance Officer Vice President Vice President Treasurer Secretary Assistant Secretary	Harbor Services Group, Inc.
P.O. Box 10048
Toledo, OH 43699-0048
1-800-422-1050

CUSTODIAN

State Street Bank & Trust Company
225 Franklin Street
Boston, MA 02110

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

LEGAL COUNSEL

Wilmer Cutler Pickering
Hale and Dorr LLP
60 State Street
Boston, MA 02109
One SeaGate
Toledo, Ohio 43604-1572
1-800-422-1050
www.harborfund.com

Recyclable
This product may not be
recyclable in your area.
03/2006